UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
4/30/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (50.6%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (50.6%)

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, May 1, 2045			$5,000,000	$5,660,156
4 1/2s, TBA, June 1, 2045			34,000,000	36,959,061
4 1/2s, TBA, May 1, 2045			51,000,000	55,502,341
4s, TBA, June 1, 2045			15,000,000	16,010,157
4s, TBA, May 1, 2045			40,000,000	42,750,000
3 1/2s, TBA, May 1, 2045			59,000,000	61,820,938
3s, TBA, May 1, 2045			134,000,000	136,365,931

				355,068,584

Total U.S. government and agency mortgage obligations (cost $355,582,189)				$355,068,584

U.S. TREASURY OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Treasury Notes
1.000%, May 31, 2018(i)			$70,000	$70,365
1.875%, November 30, 2021(i)			50,000	50,735
1.000%, September 30, 2019(i)			46,000	45,355
U.S. Treasury Notes 0.875%, September 15, 2016(i)			8,000	8,059

U.S. Treasury Notes 2.500%, May 15, 2024(i)			32,000	33,689

Total U.S. treasury Obligations (cost $208,203)				$208,203

MORTGAGE-BACKED SECURITIES (43.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (14.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.874s, 2032			$511,311	$730,834
IFB Ser. 3408, Class EK, 25.063s, 2037			153,970	243,554
IFB Ser. 2979, Class AS, 23.608s, 2034			35,059	41,930
IFB Ser. 3072, Class SM, 23.131s, 2035			291,353	443,989
IFB Ser. 3072, Class SB, 22.984s, 2035			260,969	396,231
IFB Ser. 319, Class S2, IO, 5.819s, 2043			3,148,579	786,326
IFB Ser. 317, Class S3, IO, 5.799s, 2043			8,195,558	2,092,383
IFB Ser. 308, Class S1, IO, 5.769s, 2043			5,276,069	1,349,513
IFB Ser. 314, Class AS, IO, 5.709s, 2043			3,959,277	982,339
Ser. 4122, Class TI, IO, 4 1/2s, 2042			5,563,517	933,558
Ser. 4000, Class PI, IO, 4 1/2s, 2042			3,228,214	586,889
Ser. 4024, Class PI, IO, 4 1/2s, 2041			5,499,509	959,218
Ser. 4193, Class PI, IO, 4s, 2043			7,575,008	1,254,385
Ser. 304, Class C53, IO, 4s, 2032			3,708,942	604,929
Ser. 303, Class C19, IO, 3 1/2s, 2043			12,251,938	2,426,023
Ser. 304, Class C22, IO, 3 1/2s, 2042			4,170,487	945,372
Ser. 4122, Class AI, IO, 3 1/2s, 2042			8,920,333	1,180,376
Ser. 4122, Class CI, IO, 3 1/2s, 2042			8,082,801	1,069,551
Ser. 4105, Class HI, IO, 3 1/2s, 2041			3,996,836	547,327
Ser. 304, IO, 3 1/2s, 2027			7,197,955	799,621
Ser. 304, Class C37, IO, 3 1/2s, 2027			5,340,946	582,323
Ser. 4165, Class TI, IO, 3s, 2042			17,561,788	2,082,828
Ser. 4183, Class MI, IO, 3s, 2042			7,896,880	961,840
Ser. 4210, Class PI, IO, 3s, 2041			5,456,562	532,388
Ser. 4437, Class DI, IO, 3s, 2032			7,973,172	891,082
Ser. 304, Class C45, IO, 3s, 2027			6,819,769	720,928
FRB Ser. T-57, Class 1AX, IO, 0.389s, 2043			3,905,891	39,480
Ser. 3326, Class WF, zero %, 2035			3,156	2,652

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.813s, 2036			247,714	458,764
IFB Ser. 07-53, Class SP, 23.535s, 2037			241,056	372,922
IFB Ser. 08-24, Class SP, 22.619s, 2038			253,029	375,133
IFB Ser. 05-75, Class GS, 19.706s, 2035			217,021	300,007
IFB Ser. 05-83, Class QP, 16.923s, 2034			320,200	425,155
IFB Ser. 13-41, Class SP, IO, 6.019s, 2040			2,949,668	439,914
IFB Ser. 12-128, Class ST, IO, 5.969s, 2042			3,935,539	946,773
IFB Ser. 13-18, Class SB, IO, 5.969s, 2041			3,855,025	670,003
IFB Ser. 13-124, Class SB, IO, 5.769s, 2043			4,209,284	1,070,561
IFB Ser. 13-128, Class CS, IO, 5.719s, 2043			7,631,320	1,889,515
IFB Ser. 13-102, Class SH, IO, 5.719s, 2043			6,160,590	1,548,711
Ser. 374, Class 6, IO, 5 1/2s, 2036			504,165	84,125
Ser. 12-132, Class PI, IO, 5s, 2042			7,346,307	1,370,527
Ser. 10-13, Class EI, IO, 5s, 2038			54,586	374
Ser. 378, Class 19, IO, 5s, 2035			1,592,416	313,489
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			2,123,436	485,757
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			16,129,213	2,538,577
Ser. 409, Class 81, IO, 4 1/2s, 2040			7,456,874	1,421,805
Ser. 409, Class 82, IO, 4 1/2s, 2040			9,179,007	1,751,211
Ser. 366, Class 22, IO, 4 1/2s, 2035			538,790	35,296
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			2,739,295	334,413
Ser. 418, Class C24, IO, 4s, 2043			6,235,111	1,205,471
Ser. 13-41, Class IP, IO, 4s, 2043			5,523,013	891,690
Ser. 13-44, Class PI, IO, 4s, 2043			5,245,767	803,258
Ser. 13-60, Class IP, IO, 4s, 2042			3,887,576	652,593
Ser. 12-96, Class PI, IO, 4s, 2041			3,516,710	543,261
Ser. 406, Class 2, IO, 4s, 2041			3,125,347	432,235
Ser. 406, Class 1, IO, 4s, 2041			2,194,813	361,047
Ser. 409, Class C16, IO, 4s, 2040			5,537,099	953,811
Ser. 418, Class C15, IO, 3 1/2s, 2043			13,498,649	2,664,718
Ser. 12-145, Class TI, IO, 3s, 2042			8,483,809	820,384
Ser. 13-35, Class IP, IO, 3s, 2042			7,110,272	761,854
Ser. 13-53, Class JI, IO, 3s, 2041			5,931,430	705,840
Ser. 13-23, Class PI, IO, 3s, 2041			7,196,969	652,765
FRB Ser. 03-W10, Class 1, IO, 0.955s, 2043			611,914	13,935
FRB Ser. 00-T6, IO, 0.718s, 2030			2,968,835	63,088
Ser. 99-51, Class N, PO, zero %, 2029			31,166	28,050

Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 4.731s, 2025			653,000	675,333

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.969s, 2043			3,205,870	552,211
IFB Ser. 13-182, Class LS, IO, 5.959s, 2043			3,819,914	858,655
IFB Ser. 12-77, Class MS, IO, 5.919s, 2042			3,357,548	881,323
IFB Ser. 11-70, Class SM, IO, 5.708s, 2041			5,095,103	865,098
IFB Ser. 11-70, Class SH, IO, 5.708s, 2041			5,363,008	927,908
Ser. 14-36, Class WI, IO, 5 1/2s, 2044			4,979,193	1,083,821
Ser. 14-122, Class IC, IO, 5s, 2044			4,787,998	862,462
Ser. 14-25, Class MI, IO, 5s, 2043			3,562,073	686,590
Ser. 13-22, Class IE, IO, 5s, 2043			5,390,014	1,107,031
Ser. 13-22, Class OI, IO, 5s, 2043			5,052,484	932,587
Ser. 13-3, Class IT, IO, 5s, 2043			4,506,861	891,664
Ser. 13-6, Class IC, IO, 5s, 2043			4,138,925	769,468
Ser. 12-146, IO, 5s, 2042			4,076,062	772,944
Ser. 13-6, Class CI, IO, 5s, 2042			3,079,055	541,452
Ser. 13-130, Class IB, IO, 5s, 2040			3,350,741	347,649
Ser. 13-16, Class IB, IO, 5s, 2040			4,455,837	356,799
Ser. 11-41, Class BI, IO, 5s, 2040			2,748,604	259,308
Ser. 10-35, Class UI, IO, 5s, 2040			2,373,710	479,939
Ser. 10-20, Class UI, IO, 5s, 2040			4,311,794	713,429
Ser. 10-9, Class UI, IO, 5s, 2040			19,480,174	3,747,249
Ser. 09-121, Class UI, IO, 5s, 2039			9,174,578	1,725,830
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			8,080,885	1,406,873
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,636,252	274,809
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			1,517,422	254,790
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			1,786,235	119,178
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			557,123	72,666
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			8,570,470	1,363,305
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			7,639,490	1,383,539
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			8,543,838	1,542,654
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			5,074,979	917,177
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			3,187,192	711,445
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			1,948,770	194,117
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			6,076,006	550,668
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			2,213,647	126,687
Ser. 15-53, Class MI, IO, 4s, 2045			7,065,000	1,677,661
Ser. 15-40, IO, 4s, 2045			8,151,968	1,968,293
Ser. 14-174, IO, 4s, 2044			5,385,637	1,044,876
Ser. 14-4, Class IC, IO, 4s, 2044			3,775,727	696,508
Ser. 13-165, Class IL, IO, 4s, 2043			3,189,557	509,914
Ser. 12-56, Class IB, IO, 4s, 2042			3,316,131	600,898
Ser. 12-47, Class CI, IO, 4s, 2042			8,542,624	1,454,596
Ser. 13-76, IO, 3 1/2s, 2043			14,887,629	1,711,780
Ser. 13-28, IO, 3 1/2s, 2043			5,016,441	561,606
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			6,757,467	850,697
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			10,145,872	1,232,419
Ser. 13-14, IO, 3 1/2s, 2042			13,757,141	1,744,818
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			7,324,051	939,383
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			7,806,719	1,629,140
Ser. 12-113, Class ID, IO, 3 1/2s, 2042			3,729,375	782,945
Ser. 14-44, Class IA, IO, 3 1/2s, 2028			10,669,807	1,135,481
Ser. 06-36, Class OD, PO, zero %, 2036			9,524	8,457

				100,081,031
Commercial mortgage-backed securities (17.7%)

Banc of America Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.695s, 2046			1,658,000	1,714,559

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.526s, 2051			136,120,324	1,094,135

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-5, Class D, 5.428s, 2045			1,456,000	1,483,227

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A Ser. 01-1, Class K, 6 1/8s, 2036			44,901	43,715

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-PWR7, Class D, 5.304s, 2041			1,026,000	1,023,958
Ser. 05-PWR7, Class B, 5.214s, 2041			1,641,000	1,645,103

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.598s, 2039			1,565,000	1,569,695
FRB Ser. 06-PW11, Class C, 5.598s, 2039			1,554,000	1,555,834
FRB Ser. 06-PW14, Class XW, IO, 0.829s, 2038			39,583,748	237,502

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.328s, 2044			2,160,000	2,148,569
FRB Ser. 07-CD5, Class XS, IO, 0.3s, 2044			49,974,915	172,490

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.753s, 2047			950,000	1,045,960
FRB Ser. 11-C2, Class F, 5 1/4s, 2047			2,000,000	1,961,593

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.963s, 2049			3,592,000	3,714,060
Ser. 06-C5, Class AJ, 5.482s, 2049			2,069,000	2,052,460

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class D, 4.605s, 2046			529,000	519,242

COMM Mortgage Trust FRB Ser. 07-C9, Class F, 5.989s, 2049			1,138,000	1,150,288

COMM Mortgage Trust 144A
FRB Ser. 13-LC6, Class D, 4.43s, 2046			475,000	460,429
Ser. 13-LC13, Class E, 3.719s, 2046			1,331,000	1,032,863
FRB Ser. 07-C9, Class AJFL, 0.871s, 2049			642,000	623,510

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.918s, 2039			46,222,652	428,378

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			1,220,808	610,404

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.945s, 2050			1,071,000	962,561

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.579s, 2044			1,682,000	1,805,871

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, Class X, IO, 0.977s, 2020(F)			4,027,190	61,516

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			891,000	706,185

GCCFC Commercial Mortgage Trust
FRB Ser. 05-GG3, Class E, 5.087s, 2042			1,127,000	1,125,411
FRB Ser. 05-GG3, Class D, 4.986s, 2042			1,937,000	1,942,540

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.45s, 2044(F)			2,316,000	2,339,245

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			702,793	727,391

GS Mortgage Securities Corp. II
Ser. 05-GG4, Class B, 4.841s, 2039			782,000	780,952
Ser. 05-GG4, Class AJ, 4.782s, 2039			322,476	322,637

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.561s, 2046			1,284,000	1,279,069
FRB Ser. 05-GG4, Class XC, IO, 0.92s, 2039			19,156,060	17,240

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.824s, 2045			256,000	273,400
FRB Ser. 13-GC16, Class E, 5.493s, 2046			1,693,000	1,639,144
FRB Ser. 14-GC18, Class D, 5.113s, 2047			2,350,000	2,324,014
Ser. 11-GC3, Class E, 5s, 2044			1,347,000	1,313,156

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.714s, 2046			1,000,000	918,467
FRB Ser. 14-C18, Class E, 4.47s, 2047			914,000	749,705
FRB Ser. 14-C25, Class D, 4.098s, 2047			2,209,000	1,975,935

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.277s, 2051			2,299,000	2,411,536
FRB Ser. 06-LDP7, Class B, 6.057s, 2045			1,231,000	825,534
FRB Ser. 06-LDP6, Class B, 5.684s, 2043			1,841,000	1,844,603
Ser. 06-LDP8, Class B, 5.52s, 2045			838,000	844,721
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			1,965,000	1,972,097
FRB Ser. 13-C10, Class D, 4.297s, 2047			3,620,000	3,493,832

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.377s, 2051			1,904,000	1,824,736
FRB Ser. 11-C3, Class F, 5.753s, 2046			953,000	968,648
FRB Ser. 12-C8, Class E, 4.821s, 2045			636,000	642,687
FRB Ser. 13-C13, Class D, 4.191s, 2046			1,065,000	1,023,992
Ser. 13-C13, Class E, 3.986s, 2046			1,537,000	1,272,244
Ser. 13-C10, Class E, 3 1/2s, 2047			1,865,000	1,503,750
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			1,249,000	973,720
FRB Ser. 07-CB20, Class X1, IO, 0.454s, 2051			98,817,978	681,350

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			819,873	870,603
Ser. 98-C4, Class J, 5.6s, 2035			965,000	1,016,145

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			1,619,000	1,624,683
Ser. 06-C6, Class E, 5.541s, 2039			1,750,000	1,723,103
Ser. 06-C6, Class D, 5.502s, 2039			3,168,000	3,113,099
Ser. 07-C1, Class AJ, 5.484s, 2040			188,000	190,638
FRB Ser. 06-C6, Class C, 5.482s, 2039(F)			2,523,000	2,470,868
Ser. 06-C1, Class AJ, 5.276s, 2041			944,000	960,322
Ser. 04-C8, Class E, 4.986s, 2039			1,467,000	1,470,668

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, 0.742s, 2028(F)			29,037	2

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.475s, 2051			917,000	1,000,291
FRB Ser. 05-CIP1, Class B, 5.476s, 2038			1,205,000	1,193,337
Ser. 04-KEY2, Class D, 5.046s, 2039			2,993,000	2,993,000
Ser. 05-MCP1, Class D, 5.023s, 2043			1,017,000	1,015,464

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 8.937s, 2037			78,149	4,986
FRB Ser. 07-C5, Class X, IO, 5.926s, 2049			2,103,994	236,699

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			944,000	956,140

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			893,000	884,150

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.855s, 2047			973,000	940,672
FRB Ser. 13-C11, Class D, 4.563s, 2046			832,000	811,699
FRB Ser. 13-C10, Class E, 4.218s, 2046			1,496,000	1,322,255
Ser. 14-C19, Class D, 3 1/4s, 2047			1,200,000	1,013,718

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			2,480,000	2,560,883
FRB Ser. 06-HQ8, Class D, 5.679s, 2044			1,715,000	1,708,123
Ser. 07-HQ11, Class C, 5.558s, 2044			2,070,000	2,066,750

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6s, 2039(F)			2,168,339	2,053,254

STRIPS III, Ltd. 144A FRB Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			376,000	75,200

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			1,114,679	278,670

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 13-C6, Class D, 4.496s, 2046			936,000	902,931

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.201s, 2045			3,584,000	3,613,711
FRB Ser. 06-C25, Class AJ, 5.896s, 2043			1,165,000	1,196,339
Ser. 06-C24, Class AJ, 5.658s, 2045			1,025,000	1,038,428
Ser. 03-C9, Class E, 5.289s, 2035			37,380	37,417
FRB Ser. 07-C34, IO, 0.463s, 2046			27,200,949	204,007

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 03-C8, Class H, 5.891s, 2035			260,576	253,644
FRB Ser. 04-C15, Class G, 5.395s, 2041(F)			1,500,000	1,446,558

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.937s, 2045			1,094,000	1,042,582
FRB Ser. 13-LC12, Class D, 4.436s, 2046			1,373,000	1,301,050
Ser. 14-LC18, Class D, 3.957s, 2047			1,166,000	1,043,023

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.823s, 2044			245,000	267,337
FRB Ser. 14-C19, Class E, 5.137s, 2047			1,670,000	1,438,453
Ser. 12-C6, Class E, 5s, 2045			1,243,000	1,156,363
Ser. 11-C4, Class F, 5s, 2044			1,993,000	1,906,079
FRB Ser. 13-C18, Class D, 4.827s, 2046			1,333,000	1,310,584
FRB Ser. 13-UBS1, Class D, 4.786s, 2046			596,000	594,802
Ser. 14-C19, Class D, 4.234s, 2047			2,157,000	2,019,700
Ser. 13-C12, Class E, 3 1/2s, 2048			1,628,000	1,298,029

				124,462,322
Residential mortgage-backed securities (non-agency) (11.6%)

Banc of America Funding Trust FRB Ser. 14-R7, Class 3A2, 2.615s, 2036			315,000	265,451

Banc of America Funding Trust 144A FRB Ser. 15-R2, Class 7A2, 0.448s, 2036			900,316	684,240

BCAP, LLC 144A FRB Ser. 13-RR1, Class 9A4, 6.004s, 2036			650,000	657,475

BCAP, LLC Trust
FRB Ser. 15-RR5, Class 2A3, 1.207s, 2046(F)			1,380,000	1,067,982
FRB Ser. 12-RR5, Class 4A8, 0.344s, 2035			900,000	821,385

BCAP, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 6.208s, 2036			1,350,000	1,285,875
FRB Ser. 09-RR5, Class 7A2, 5 1/2s, 2035			1,450,000	1,247,000
FRB Ser. 12-RR12, Class 4A7, 2.712s, 2036			1,250,000	1,159,375
FRB Ser. 12-RR10, Class 9A2, 2.705s, 2035			2,320,000	2,204,000
FRB Ser. 11-RR2, Class 2A7, 2.644s, 2036			2,319,736	1,600,618
FRB Ser. 15-RR2, Class 26A2, 2.615s, 2036			528,000	468,811
FRB Ser. 09-RR11, Class 2A2, 2.41s, 2035			1,970,000	1,792,700

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 04-FR3, Class M6, 5.049s, 2034			76,336	51,453
FRB Ser. 05-HE5, Class M3, 1.254s, 2035			2,017,000	1,653,940
FRB Ser. 06-EC1, Class M3, 0.624s, 2035			2,220,000	1,665,000

Citigroup Mortgage Loan Trust 144A
FRB Ser. 10-7, Class 3A5, 5.935s, 2035			1,637,894	1,705,336
FRB Ser. 12-4, Class 3A2, 2.65s, 2036			1,655,975	1,465,620

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-WFH1, Class M1, 0.441s, 2037(F)			2,335,000	1,895,637

Countrywide Alternative Loan Trust
FRB Ser. 05-76, Class 2A1, 1.137s, 2036			902,833	799,459
FRB Ser. 05-38, Class A3, 0.531s, 2035			2,789,801	2,422,942
FRB Ser. 05-59, Class 1A1, 0.506s, 2035			1,263,326	1,026,453
FRB Ser. 05-62, Class 1A1, 0.481s, 2035			2,033,580	1,681,770

Countrywide Asset-Backed Certificates Trust
Ser. 05-3, Class MF1, 5.279s, 2035			781,622	719,092
Ser. 05-1, Class MF1, 5.274s, 2035(F)			1,738,482	1,671,067
FRB Ser. 05-14, Class M3, 0.671s, 2036(F)			1,410,000	1,022,250
FRB Ser. 05-16, Class MV2, 0.654s, 2036			950,000	712,500
FRB Ser. 06-4, Class 2A3, 0.471s, 2036			850,000	740,905

Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 1A1, 0.381s, 2046			905,847	766,346

CSMC Trust 144A
FRB Ser. 11-6R, Class 3A6, 2.797s, 2036			3,200,000	2,964,000
FRB Ser. 13-2R, Class 4A2, 2.439s, 2036			2,941,292	2,345,680

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.681s, 2025			1,750,000	2,083,097

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class B, 9.38s, 2027			640,000	718,981

First Franklin Mortgage Loan Trust FRB Ser. 05-FF4, Class M4, 0.831s, 2035(F)			2,442,000	1,843,710

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	746,898	1,169,876
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	2,002,000	2,298,524

Green Tree Home Improvement Loan Trust Ser. 95-F, Class B2, 7.1s, 2021			$2,522	2,519

GreenPoint Mortgage Funding Trust FRB Ser. 05-HY1, Class M1, 0.731s, 2035			1,563,637	1,143,488

GSAA Home Equity Trust FRB Ser. 05-9, Class M1, 0.661s, 2035			3,300,000	2,695,770

JPMorgan Resecuritization Trust 144A FRB Ser. 12-1, Class 2A2, 2.501s, 2047			952,132	736,188

MortgageIT Trust
FRB Ser. 05-3, Class M2, 0.711s, 2035			824,358	721,314
FRB Ser. 05-3, Class A2, 0.531s, 2035			969,713	871,869

Newcastle Mortgage Securities Trust FRB Ser. 06-1, Class M2, 0.551s, 2036			950,000	760,950

Nomura Resecuritization Trust 144A FRB Ser. 14-7R, Class 2A3, 0.374s, 2035			1,595,567	1,324,321

Opteum Mortgage Acceptance Corp. Trust FRB Ser. 05-4, Class 1A2, 0.571s, 2035			751,751	685,371

Residential Asset Mortgage Products Trust FRB Ser. 05-EFC2, Class M6, 0.891s, 2035			900,000	719,711

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 05-WF3, Class M3, 0.761s, 2035(F)			1,799,782	1,363,335

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.681s, 2045			4,839,429	4,270,796
FRB Ser. 05-AR13, Class A1C3, 0.671s, 2045			7,639,730	6,722,962
FRB Ser. 05-AR8, Class 2AC2, 0.641s, 2045			2,334,585	2,097,625
FRB Ser. 05-AR11, Class A1B2, 0.631s, 2045			1,376,044	1,245,320
FRB Ser. 05-AR13, Class A1B2, 0.611s, 2045			1,624,811	1,460,868
FRB Ser. 05-AR17, Class A1B2, 0.591s, 2045			1,469,747	1,273,242
FRB Ser. 05-AR19, Class A1C4, 0.581s, 2045			1,444,745	1,264,730
FRB Ser. 05-AR11, Class A1B3, 0.581s, 2045			3,248,147	2,931,453
FRB Ser. 05-AR8, Class 2AC3, 0.571s, 2045			812,047	724,752
FRB Ser. 05-AR6, Class 2A1C, 0.521s, 2045			1,044,186	934,546

Wells Fargo Mortgage Loan Trust 144A FRB Ser. 12-RR2, Class 1A2, 0.377s, 2047			1,250,000	925,000

				81,554,680

Total mortgage-backed securities (cost $294,530,424)				$306,098,033

CORPORATE BONDS AND NOTES (32.0%)(a)
			Principal amount	Value

Basic materials (2.7%)

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			$596,000	$717,435

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)			265,000	273,613

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			625,000	659,375

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			340,000	348,500

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			430,000	471,925

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			485,000	497,416

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			420,000	450,450

Cemex SAB de CV 144A company guaranty sr. notes 5.7s, 2025 (Mexico)			250,000	251,875

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			486,000	490,860

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			450,000	456,750

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			540,000	564,300

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			183,000	179,880

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			463,000	431,748

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			118,000	110,035

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			681,000	730,373

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			357,000	417,690

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			318,000	297,330

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			330,000	345,675

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			400,000	419,000

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			100,000	106,000

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			585,000	590,850

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			100,000	101,063

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			100,000	105,625

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			615,000	627,300

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			615,000	663,431

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			526,000	560,190

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			367,000	391,773

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			346,000	309,670

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			346,000	3

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			278,000	273,830

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			320,000	321,096

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			95,000	100,106

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			653,000	685,650

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022			305,000	319,869

PQ Corp. 144A sr. notes 8 3/4s, 2018			315,000	327,206

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			225,000	227,250

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			540,000	549,828

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			420,000	415,275

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021			30,000	33,825

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			502,000	522,080

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			247,000	274,788

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			320,000	337,200

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			180,000	187,650

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			129,000	132,548

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			200,000	210,500

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			118,000	147,795

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			75,000	80,438

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			95,000	101,413

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			45,000	46,013

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			110,000	113,575

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			70,000	71,575

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			142,000	142,000

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			334,000	318,970

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			285,000	305,663

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			65,000	68,250

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			125,000	120,000

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			476,000	511,700

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			553,000	576,503

				19,092,731
Capital goods (2.2%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,065,000	1,126,238

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			974,000	1,109,143

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			280,000	285,600

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			415,000	427,969

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			524,000	530,550

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			240,000	248,700

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			127,000	139,383

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)			260,000	257,725

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			553,000	604,844

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			438,000	440,190

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			145,000	166,750

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			465,000	489,413

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			818,000	763,808

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			195,000	201,581

KION Finance SA 144A sr. unsub. notes 6 3/4s, 2020 (Luxembourg)		EUR	145,000	174,391

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			$547,000	551,103

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			158,000	221,576

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			605,000	651,888

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			587,000	554,715

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			170,000	175,950

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			360,000	383,400

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			744,000	775,620

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			215,000	223,063

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			350,000	362,250

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			624,000	659,880

Rexam PLC unsec. sub. FRB 6 3/4s, 2067 (United Kingdom)		EUR	135,000	156,511

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			$142,000	148,390

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			845,000	898,869

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			100,000	104,500

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			662,000	671,930

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			105,000	112,875

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			95,000	96,411

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			570,000	560,025

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			540,000	541,350

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			330,000	329,381

				15,145,972
Communication services (3.7%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)			400,000	413,000

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			1,000,000	1,015,000

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s, 2025 (Luxembourg)			550,000	558,250

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			472,000	532,180

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			400,000	459,000

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			45,000	50,513

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			223,000	232,756

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			618,000	614,910

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			820,000	811,800

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			393,000	425,132

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			95,000	100,082

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			697,000	735,753

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			205,000	213,713

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			170,000	192,950

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			300,000	312,375

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			260,000	268,164

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			430,000	423,550

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			384,000	430,080

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			160,000	158,800

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			115,000	117,300

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			332,000	364,370

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			190,000	187,625

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			323,000	335,516

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			278,000	254,456

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			548,000	503,475

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			140,000	143,587

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			332,000	360,220

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			44,000	47,135

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			150,000	158,813

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			475,000	485,688

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			73,000	67,525

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)			450,000	462,092

Numericable Group SA 144A sr. notes 6s, 2022 (France)			1,075,000	1,098,650

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)		EUR	110,000	130,770

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$413,000	426,423

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			382,000	442,894

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			125,000	130,938

Sprint Capital Corp. company guaranty 6 7/8s, 2028			745,000	674,225

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			695,000	759,288

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			238,000	240,975

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			656,000	746,403

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			929,000	932,484

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			465,000	466,744

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			855,000	892,406

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			175,000	180,688

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			320,000	328,637

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			480,000	504,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			455,000	469,219

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			291,000	296,544

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	680,000	849,970

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	200,000	244,501

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5 5/8s, 2023 (Germany)		EUR	219,600	267,537

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)		EUR	233,100	283,984

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	481,500	576,065

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$662,000	683,052

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	481,500	776,752

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			$180,000	174,600

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			835,000	896,748

Wind Acquisition Finance SA 144A company guaranty sr. notes 4s, 2020 (Luxembourg)		EUR	290,000	329,876

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			$225,000	230,344

Windstream Holdings Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			254,000	249,555

Windstream Holdings Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			294,000	259,455

Ziggo Bond Finance BV 144A sr. unsec. notes 4 5/8s, 2025 (Netherlands)		EUR	115,000	132,569

				26,112,106
Consumer cyclicals (5.4%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			$778,000	785,780

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			196,000	213,150

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			255,000	264,563

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			385,000	403,288

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			512,000	565,120

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			430,000	427,850

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			222,000	185,370

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			535,000	560,413

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			225,000	233,550

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			360,000	382,500

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			680,000	697,000

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			235,000	243,813

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			100,000	103,250

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			165,000	170,561

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			140,000	141,568

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			83,000	88,810

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			298,000	314,390

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			865,000	914,738

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			254,000	244,475

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			235,000	241,463

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			979,000	1,040,188

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023			155,000	162,750

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020			105,000	109,988

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			705,000	778,144

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			359,000	377,848

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			8,000	8,430

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			493,000	506,558

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			80,000	84,645

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			313,000	320,043

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			400,000	407,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			145,000	150,075

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			616,000	654,500

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	600,000	518,442

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			$195,000	236,594

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	6,600,000	375,600

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$352,000	371,360

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			245,000	248,981

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			615,000	589,631

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			741,000	732,664

Interactive Data Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2019			98,000	99,470

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			245,000	252,963

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			295,000	323,025

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			280,000	270,200

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			535,000	533,663

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			457,000	522,123

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			190,000	207,575

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			130,000	137,475

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			187,000	195,209

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			570,000	605,625

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			580,000	586,525

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			200,000	206,000

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			256,000	266,240

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			175,000	182,875

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			640,000	627,200

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			95,000	97,850

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			410,000	441,263

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			378,000	385,560

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			348,000	373,230

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			1,206,979	1,300,520

Navistar International Corp. sr. notes 8 1/4s, 2021			92,000	91,195

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			260,000	267,150

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			721,000	775,075

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			220,000	235,950

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			598,000	615,940

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			666,000	699,300

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			371,000	400,680

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025			315,000	336,263

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024			459,000	482,524

Owens Corning company guaranty sr. unsec. notes 9s, 2019			211,000	254,860

Owens Corning company guaranty sr. unsec. unsub. notes 4.2s, 2024			390,000	398,506

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			513,000	511,718

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			439,000	460,950

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			330,000	343,200

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			235,000	246,750

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			265,000	308,725

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			388,000	393,820

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			80,000	82,200

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			90,000	94,500

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			555,000	595,931

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			365,000	372,300

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			122,000	112,240

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			115,000	83,663

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			345,000	359,663

Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 10s, 2022			680,000	630,700

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			227,000	240,053

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			57,000	57,727

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			64,000	67,520

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			366,000	372,405

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			333,000	346,320

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			505,000	527,094

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			50,000	52,750

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			770,000	795,025

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			25,000	26,750

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			30,000	31,800

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			150,000	157,875

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			562,000	598,530

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			195,000	202,313

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			85,000	80,963

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			165,000	163,350

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			747,000	750,735

Thomas Cook Finance PLC 144A company guaranty sr. unsec. bonds 6 3/4s, 2021 (United Kingdom)		EUR	813,000	977,974

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			$680,000	670,650

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			204,000	218,790

				37,962,111
Consumer staples (1.8%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			310,000	326,663

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			828,000	886,482

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			400,000	407,876

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			795,000	820,838

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			549,000	560,035

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			241,000	246,724

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			926,000	975,773

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			115,000	118,450

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			585,000	596,700

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			200,000	229,000

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2024			40,000	42,400

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			35,000	36,225

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			461,000	464,458

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			285,000	287,850

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023			330,000	339,900

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			800,000	698,000

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			310,000	310,000

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			150,000	159,375

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			810,000	854,550

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			135,000	140,738

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			225,000	240,750

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			202,000	207,050

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			320,000	324,400

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			540,000	540,000

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			430,000	445,588

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			481,000	532,106

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			330,000	339,075

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025			310,000	315,038

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			330,000	345,923

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			405,000	409,050

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			454,000	488,050

				12,689,067
Energy (5.6%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			355,000	69,225

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022			300,000	298,500

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			240,000	245,100

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			324,000	327,240

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			440,000	425,700

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			41,000	39,975

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024			580,000	545,200

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020			245,000	231,525

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			325,000	278,688

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			5,000	4,050

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			634,500	553,792

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	145,000	173,799

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$115,000	112,413

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			216,000	199,260

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			515,000	542,038

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			448,000	456,400

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			204,000	207,590

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada) (In default)(NON)		CAD	515,000	39,135

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada) (In default)(NON)			$94,000	9,635

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			205,000	188,088

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			74,000	72,705

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			405,000	385,763

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			302,000	213,665

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022			355,000	346,125

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021			146,000	143,080

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			201,000	214,869

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			50,000	53,750

Gazprom OAO Via Gaz Capital SA sr. unsec. notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)			780,000	797,339

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			575,000	587,782

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			1,855,000	2,068,325

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			788,000	831,340

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			390,000	319,800

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			765,000	597,465

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			340,000	368,900

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			100,000	104,500

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			160,000	155,200

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			275,000	182,875

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			650,000	500,500

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			353,000	287,695

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			407,000	355,108

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			605,000	511,225

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			184,000	10

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			1,080,000	1,110,780

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			520,000	104,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			180,000	190,350

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			240,000	249,600

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			196,000	198,940

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			324,000	329,670

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			460,000	303,600

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			211,000	135,040

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			200,000	83,000

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			678,000	281,370

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			270,000	279,491

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			400,000	397,000

Petrobras Global Finance BV company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			960,000	1,043,078

Petrobras Global Finance BV company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			40,000	37,877

Petrobras Global Finance BV company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			960,000	921,408

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			4,035,000	2,310,038

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			2,067,000	842,303

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			878,000	642,038

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			491,000	479,953

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			8,205,000	6,338,363

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			2,345,000	973,175

Petroleos de Venezuela SA 144A company guaranty sr. unsec. unsub. notes 9s, 2021 (Venezuela)			390,000	190,086

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			340,000	383,180

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s, 2019 (Mexico)			1,440,000	1,722,240

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			95,000	96,661

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			525,000	529,769

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			135,000	135,000

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			300,000	297,750

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			255,000	255,319

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			210,000	212,100

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			220,000	231,825

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			210,000	212,100

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			175,000	183,313

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			950,000	115,188

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			365,000	389,784

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			45,000	26,100

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			385,000	333,988

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			144,000	148,680

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			245,000	257,250

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	103,000	77,688

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$125,000	115,938

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			105,000	73,542

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			70,000	59,850

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			582,000	560,175

Whiting Canadian Holding Co. ULC company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			39,000	41,387

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			450,000	460,125

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			340,000	365,500

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			574,000	581,893

				39,352,879
Financials (5.1%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			618,000	775,590

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,320,000	1,546,248

American International Group, Inc. jr. sub. FRB 8.175s, 2058			163,000	225,755

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	1,630,000	1,920,184

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			$1,455,000	1,475,876

Banco Nacional de Costa Rica 144A sr. unsec. notes 4 7/8s, 2018 (Costa Rica)			250,000	253,125

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			438,000	445,665

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			185,000	196,563

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			175,000	189,438

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			191,000	198,640

CIT Group, Inc. sr. unsec. notes 5s, 2023			255,000	262,013

CIT Group, Inc. sr. unsec. notes 5s, 2022			315,000	324,450

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			310,000	328,213

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			155,000	153,644

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			470,000	504,075

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			380,000	397,575

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			262,000	150,650

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021			372,000	364,095

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			373,000	298,400

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			500,000	625,625

Dresdner Funding Trust I 144A bonds 8.151s, 2031			579,000	724,474

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			277,000	294,313

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			371,000	380,275

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066			244,000	153,720

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB 5.13s, perpetual maturity (Jersey)		EUR	486,000	563,440

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			$161,000	160,799

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			475,000	489,250

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			440,000	454,806

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			20,000	22,600

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			265,000	282,225

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			25,000	24,906

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			670,000	860,743

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	175,000	477,481

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			$320,000	365,600

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			177,000	190,275

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			505,000	545,400

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			185,000	190,550

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			499,000	486,525

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			228,000	211,470

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			263,000	276,808

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			235,000	248,513

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			305,000	323,300

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			120,000	117,600

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			520,000	494,000

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)			600,000	659,250

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.092s, perpetual maturity (United Kingdom)		EUR	700,000	856,263

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			$235,000	242,718

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 7 3/4s, 2018 (Russia)			550,000	555,115

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			500,000	482,500

Societe Generale SA 144A jr. unsec. sub. FRB 7 7/8s, perpetual maturity (France)			405,000	421,200

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			365,000	367,738

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			1,385,000	1,416,163

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			360,000	362,592

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			158,000	112,970

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	400,000	506,967

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (Ukraine)			$425,000	308,125

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			607,000	622,175

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes 5.942s, 2023 (Russia)			200,000	177,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			468,000	435,240

VTB Bank OJSC 144A jr. unsec. sub. FRN 9 1/2s, perpetual maturity (Russia)			1,650,000	1,452,000

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			1,065,000	1,067,450

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			3,196,000	3,203,990

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			2,406,000	2,411,534

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			800,000	733,264

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			315,000	281,925

				35,651,076
Health care (2.6%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			455,000	470,356

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			195,000	194,513

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			110,000	112,200

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			406,000	444,570

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			305,000	321,013

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			70,000	72,450

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			145,000	149,531

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			85,000	90,206

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			315,000	317,756

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	160,000	186,627

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			$563,000	500,366

Crown Newco 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	461,601	734,242

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			$240,000	244,230

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			489,000	512,839

Endo Finance, LLC/Endo Ltd/Endo Finco Inc. 144A company guaranty sr. unsec. notes 6s, 2025			280,000	287,700

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			603,000	611,291

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			295,000	291,313

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			125,000	126,719

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			323,000	340,765

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025			120,000	126,000

HCA, Inc. sr. notes 6 1/2s, 2020			1,744,000	1,992,520

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			128,000	149,760

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			386,000	400,475

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			505,000	516,363

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			420,000	451,500

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			605,000	651,888

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			277,000	290,368

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			310,000	323,950

Omnicare, Inc. sr. unsec. notes 5s, 2024			70,000	77,000

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			311,000	336,658

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			540,000	577,125

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			830,000	881,875

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			644,000	682,640

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024			115,000	116,150

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			370,000	383,413

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			115,000	114,569

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			307,000	303,163

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			833,000	903,805

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			393,000	419,528

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			80,000	81,200

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			70,000	73,325

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			70,000	73,763

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			90,000	92,250

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			195,000	196,950

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025			370,000	382,488

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023			370,000	379,713

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020			435,000	445,875

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			435,000	461,100

				17,894,101
Technology (1.2%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			180,000	189,225

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			260,000	280,800

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			252,000	222,075

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			1,085,000	1,090,425

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			174,000	205,407

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			146,000	164,250

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			377,000	432,608

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			778,000	824,921

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			250,000	270,125

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022			610,000	626,775

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			430,000	457,950

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022			433,000	455,191

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			365,000	366,278

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			870,000	890,663

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			265,000	276,263

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			286,000	268,840

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	380,000	469,454

Trionista TopCo. GmbH 144A sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	515,000	623,824

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			$532,000	574,560

				8,689,634
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			475,000	460,750

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			633,000	641,704

				1,102,454
Utilities and power (1.5%)

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			965,000	950,525

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			310,000	347,200

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			160,000	156,400

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			790,000	793,990

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			110,000	117,150

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			85,000	90,844

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			615,000	688,175

Dynegy, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			40,000	42,600

Dynegy, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			783,000	818,235

Dynegy, Inc. 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			30,000	32,250

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			577,000	720,932

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			321,338	362,308

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			346,000	389,250

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			126,000	130,410

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			120,000	126,000

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			644,000	689,080

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			441,000	454,671

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			105,000	108,938

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			1,375,000	1,469,050

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			200,000	207,500

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			396,000	442,530

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			280,000	296,100

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			195,000	209,138

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			230,000	236,325

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			457,000	475,280

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			205,000	135,582

				10,490,463

Total corporate bonds and notes (cost $228,195,216)				$224,182,594

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.8%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$1,500,181	$1,496,430

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			2,540,000	2,435,860

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			9,081,000	8,918,268

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			6,348,428	5,745,327

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			7,048,045	7,189,006

Bahamas (Commonwealth of) 144A sr. unsec. notes 5 3/4s, 2024 (Bahamas)			200,000	216,025

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil) (units)		BRL	3,500	1,142,790

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			$525,000	525,000

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			100,000	104,000

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	347,500,000	605,104

Costa Rica (Republic of) 144A unsec. notes 7s, 2044 (Costa Rica)			$250,000	259,375

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			375,000	409,688

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			265,000	280,238

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			620,000	683,550

Dominican (Republic of) 144A sr. unsec. notes 5 1/2s, 2025			1,650,000	1,703,625

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			468,000	486,767

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			1,677,959	1,625,523

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	5,687,000	4,643,004

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	5,419,000	4,426,271

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2038 (Greece)(STP)		EUR	1,146,472	685,187

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece)(STP)		EUR	134,941	80,911

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece)(STP)		EUR	1,176,344	702,776

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece)(STP)		EUR	866,021	516,380

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece)(STP)		EUR	584,559	348,507

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece)(STP)		EUR	542,459	323,962

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece)(STP)		EUR	591,295	354,542

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2031 (Greece)(STP)		EUR	400,059	240,042

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece)(STP)		EUR	2,313,586	1,386,451

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece)(STP)		EUR	461,295	277,624

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece)(STP)		EUR	2,546,624	1,532,193

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece)(STP)		EUR	1,271,042	772,823

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece)(STP)		EUR	2,705,993	1,675,144

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece)(STP)		EUR	5,744,811	3,692,365

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece)(STP)		EUR	1,315,156	858,759

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece)(STP)		EUR	2,857,365	1,873,701

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			$1,355,000	1,326,274

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			1,555,000	1,884,271

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)			1,275,000	1,098,094

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s, 2024 (Kenya)			400,000	421,500

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			600,000	574,500

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			465,000	452,129

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			3,240,000	1,474,200

United Mexican States sr. unsec. notes 5 3/4s, 2110 (Mexico)			1,120,000	1,192,800

Venezuela (Bolivarian Republic of) sr. unsec. bonds 9 1/4s, 2028 (Venezuela)			100,000	43,500

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			650,000	261,300

Venezuela (Bolivarian Republic of) sr. unsec. unsub. bonds 9 1/4s, 2027 (Venezuela)			605,000	298,870

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			2,215,000	1,570,435

Total foreign government and agency bonds and notes (cost $78,278,783)				$68,815,091

SENIOR LOANS (2.1%)(a)(c)
			Principal amount	Value

Asurion, LLC bank term loan FRN 8 1/2s, 2021			$329,000	$332,907

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			335,526	337,437

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021			238,200	234,032

Avaya, Inc. bank term loan FRN Ser. B3, 4.681s, 2017			237,190	235,869

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			482,851	482,776

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			280,000	277,130

BC ULC bank term loan FRN Ser. B, 4 1/2s, 2021 (Canada)			218,057	220,472

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017			1,955,958	1,800,878

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 13s, 2017			164,175	150,973

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			595,500	532,973

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021			338,580	335,476

Dell International, LLC bank term loan FRN Ser. B, 4 1/2s, 2020			414,645	415,912

Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022			135,000	136,688

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			674,725	679,469

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			328,350	328,409

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			493,569	427,430

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.178s, 2021			524,700	526,012

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/4s, 2020			226,018	226,160

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.928s, 2019			743,000	709,379

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			994,527	988,623

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			175,000	175,510

Level 3 Financing, Inc. bank term loan FRN Ser. B5, 4 1/2s, 2022			305,000	306,080

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			198,500	198,748

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			256,972	258,579

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			670,251	671,622

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			183,613	182,990

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			122,000	113,257

Par Pharmaceutical Cos., Inc. bank term loan FRN Class B2, 4s, 2019			198,687	198,687

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)			282,863	282,863

PetSmart, Inc. bank term loan FRN Ser. B, 5s, 2022			535,000	541,420

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			388,152	389,244

ROC Finance, LLC bank term loan FRN 5s, 2019			296,241	293,648

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021			135,000	132,300

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020			270,000	267,975

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.668s, 2017			1,053,286	646,718

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.668s, 2017			10,810	6,637

Univision Communications, Inc. bank term loan FRN 4s, 2020			385,027	385,027

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 1/2s, 2020			238,821	239,328

Visteon Corp. bank term loan FRN Class B, 3 1/2s, 2021			223,313	223,033

Total senior loans (cost $15,462,227)				$14,892,671

PURCHASED SWAP OPTIONS OUTSTANDING (0.9%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875		$23,300,200	$418,006

(2.2125)/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.2125		41,385,000	403,918

(2.325)/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.325		41,385,000	241,688

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685		46,367,100	230,444

1.9875/3 month USD-LIBOR-BBA/Jun-25	Jun-15/1.9875		41,385,000	221,824

1.875/3 month USD-LIBOR-BBA/Jun-25	Jun-15/1.875		41,385,000	131,190

1.875/3 month USD-LIBOR-BBA/May-25	May-15/1.875		32,781,000	33

Barclays Bank PLC

(2.1625)/3 month USD-LIBOR-BBA/May-25	May-15/2.1625		46,367,100	300,459

Citibank, N.A.

2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20		49,393,200	382,797

2.043/3 month USD-LIBOR-BBA/May-25	May-15/2.043		23,183,550	63,987

1.4015/3 month USD-LIBOR-BBA/May-20	May-15/1.4015		92,734,200	58,423

1.3735/3 month USD-LIBOR-BBA/May-20	May-15/1.3735		46,367,100	21,793

1.294/3 month USD-LIBOR-BBA/May-20	May-15/1.294		92,734,200	17,620

1.266/3 month USD-LIBOR-BBA/May-20	May-15/1.266		46,367,100	6,491

Credit Suisse International

2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25		76,653,000	865,412

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		9,241,300	677,849

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		9,241,300	414,842

(2.3085)/3 month USD-LIBOR-BBA/May-25	May-15/2.3085		46,367,100	96,444

1.765/3 month USD-LIBOR-BBA/May-25	May-15/1.765		89,440,000	28,621

Goldman Sachs International

(2.1065)/3 month USD-LIBOR-BBA/May-25	May-15/2.1065		92,734,200	727,963

2.655/3 month USD-LIBOR-BBA/May-45	May-15/2.655		11,591,775	371,516

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		8,552,050	342,168

1.8755/3 month USD-LIBOR-BBA/May-25	May-15/1.8755		92,734,200	44,512

1.955/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.955		32,456,970	32

Total purchased swap options outstanding (cost $6,632,410)				$6,068,032

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/$101.86		$45,000,000	$268,650

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/103.42		45,000,000	72,450

Total purchased options outstanding (cost $474,609)				$341,100

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			408	$415,701

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			16,265	427,444

M/I Homes, Inc. Ser. A, $2.438 pfd.			8,790	225,903

Total preferred stocks (cost $968,655)				$1,069,048

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$230,000	$281,750

Total convertible bonds and notes (cost $240,135)				$281,750

COMMON STOCKS (0.0%)(a)
			Shares	Value

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			22,950	$918

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			22,950	918

Tribune Co. Class 1C(F)			92,963	23,241

Total common stocks (cost $149,872)				$25,077

SHORT-TERM INVESTMENTS (13.0%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)		Shares	58,816,803	$58,816,803

SSgA Prime Money Market Fund Class N 0.03%(P)		Shares	1,927,000	1,927,000

U.S. Treasury Bills with an effective yield of 0.02%, August 27, 2015			$50,000	49,997

U.S. Treasury Bills with an effective yield of 0.03%, August 6, 2015			250,000	249,992

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.11%, July 23, 2015(SEG)(SEGSF)(SEGCCS)			8,454,000	8,453,755

U.S. Treasury Bills with an effective yield of zero%, July 9, 2015(SEGSF)(SEGCCS)			3,800,000	3,800,000

U.S. Treasury Bills with an effective yield of 0.09%, June 11, 2015(SEG)(SEGSF)(SEGCCS)			1,345,000	1,344,867

U.S. Treasury Bills with an effective yield of 0.01%, May 14, 2015(SEGSF)(SEGCCS)			300,000	299,999

U.S. Treasury Bills with an effective yield of 0.01%, May 21, 2015(SEGSF)(SEGCCS)			3,280,000	3,279,979

U.S. Treasury Bills with an effective yield of 0.01%, May 7, 2015(SEG)(SEGSF)(SEGCCS)			13,175,000	13,174,967

Total short-term investments (cost $91,396,082)				$91,397,359

TOTAL INVESTMENTS

Total investments (cost $1,072,118,805)(b)				$1,068,447,542

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $418,907,634) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/15/15	$1,125,127	$1,083,711	$41,416
	British Pound	Buy	6/17/15	2,198,529	2,218,887	(20,358)
	Canadian Dollar	Sell	7/15/15	5,263,896	5,015,621	(248,275)
	Chilean Peso	Sell	7/15/15	717,578	713,955	(3,623)
	Euro	Sell	6/17/15	3,785,671	3,982,814	197,143
	Mexican Peso	Buy	7/15/15	3,465,749	3,493,812	(28,063)
	Norwegian Krone	Buy	6/17/15	366,089	304,379	61,710
Barclays Bank PLC
	Australian Dollar	Buy	7/15/15	3,464,766	3,418,654	46,112
	British Pound	Buy	6/17/15	1,902,825	1,790,900	111,925
	Canadian Dollar	Buy	7/15/15	293,359	362,667	(69,308)
	Euro	Sell	6/17/15	6,058,691	5,899,323	(159,368)
	Japanese Yen	Sell	5/20/15	1,663,437	1,690,257	26,820
	Mexican Peso	Buy	7/15/15	3,365,661	3,412,995	(47,334)
	New Zealand Dollar	Sell	7/15/15	3,313,675	3,316,063	2,388
	Norwegian Krone	Buy	6/17/15	3,615,347	3,504,413	110,934
	Singapore Dollar	Sell	5/20/15	3,702,677	3,542,316	(160,361)
	Swedish Krona	Sell	6/17/15	2,048,316	1,854,163	(194,153)
	Swiss Franc	Buy	6/17/15	2,805,568	2,744,870	60,698
Citibank, N.A.
	Australian Dollar	Buy	7/15/15	3,258,958	3,135,861	123,097
	Australian Dollar	Sell	7/15/15	1,835,248	1,771,042	(64,206)
	Brazilian Real	Sell	7/2/15	1,113,774	1,038,353	(75,421)
	British Pound	Buy	6/17/15	1,773,770	1,776,650	(2,880)
	British Pound	Sell	6/17/15	1,809,524	1,758,523	(51,001)
	Canadian Dollar	Sell	7/15/15	3,799,918	3,624,816	(175,102)
	Chilean Peso	Buy	7/15/15	3,596,896	3,569,214	27,682
	Chilean Peso	Sell	7/15/15	3,480,998	3,452,039	(28,959)
	Danish Krone	Buy	6/17/15	3,632,266	3,486,245	146,021
	Danish Krone	Sell	6/17/15	3,504,815	3,510,159	5,344
	Euro	Buy	6/17/15	3,614,678	3,564,477	50,201
	Euro	Sell	6/17/15	7,023,197	6,734,758	(288,439)
	Japanese Yen	Sell	5/20/15	1,434,868	1,456,863	21,995
	Mexican Peso	Buy	7/15/15	3,037,359	3,080,279	(42,920)
	New Zealand Dollar	Buy	7/15/15	24,407	24,009	398
	New Zealand Dollar	Sell	7/15/15	1,601,012	1,562,168	(38,844)
	Norwegian Krone	Buy	6/17/15	3,815,867	3,500,740	315,127
	Norwegian Krone	Sell	6/17/15	1,468,731	1,433,662	(35,069)
	Philippine Peso	Buy	5/20/15	1,728,950	1,746,250	(17,300)
	Swedish Krona	Sell	6/17/15	1,808,248	1,726,935	(81,313)
	Swiss Franc	Buy	6/17/15	3,436,805	3,330,926	105,879
Credit Suisse International
	Australian Dollar	Buy	7/15/15	1,771,164	1,861,829	(90,665)
	British Pound	Buy	6/17/15	554,735	671,732	(116,997)
	Canadian Dollar	Sell	7/15/15	4,610,194	4,272,766	(337,428)
	Chinese Yuan (Onshore)	Buy	5/20/15	3,526,643	3,558,255	(31,612)
	Euro	Sell	6/17/15	1,647,131	1,421,142	(225,989)
	Indian Rupee	Buy	5/20/15	3,752,731	3,802,273	(49,542)
	Japanese Yen	Sell	5/20/15	169,991	172,777	2,786
	New Zealand Dollar	Sell	7/15/15	1,894,427	1,958,637	64,210
	Norwegian Krone	Sell	6/17/15	1,301,571	1,270,281	(31,290)
	Singapore Dollar	Sell	5/20/15	3,659,386	3,551,193	(108,193)
	Swedish Krona	Buy	6/17/15	1,767,666	1,651,494	116,172
	Swiss Franc	Buy	6/17/15	3,272,662	3,160,361	112,301
Deutsche Bank AG
	Australian Dollar	Sell	7/15/15	372,756	293,898	(78,858)
	British Pound	Buy	6/17/15	2,968,406	2,973,453	(5,047)
	Canadian Dollar	Sell	7/15/15	6,976,769	6,651,941	(324,828)
	Euro	Sell	6/17/15	3,523,788	3,402,338	(121,450)
	New Zealand Dollar	Buy	7/15/15	5,334,079	5,206,296	127,783
	Norwegian Krone	Sell	6/17/15	1,171,937	1,143,838	(28,099)
	Polish Zloty	Sell	6/17/15	1,988,194	1,889,216	(98,978)
	Swedish Krona	Sell	6/17/15	27,551	27,501	(50)
	Swiss Franc	Sell	6/17/15	1,857,961	1,816,531	(41,430)
	Turkish Lira	Buy	6/17/15	745,911	838,232	(92,321)
Goldman Sachs International
	Australian Dollar	Buy	7/15/15	1,772,110	1,704,203	67,907
	British Pound	Buy	6/17/15	1,768,092	1,771,162	(3,070)
	Canadian Dollar	Sell	7/15/15	4,912,743	4,683,691	(229,052)
	Euro	Sell	6/17/15	3,119,561	3,225,279	105,718
	Japanese Yen	Buy	5/20/15	10,623	10,658	(35)
	New Zealand Dollar	Buy	7/15/15	3,420,323	3,338,082	82,241
	Norwegian Krone	Sell	6/17/15	1,635,347	1,594,894	(40,453)
	South African Rand	Buy	7/15/15	39,008	38,139	869
	Swedish Krona	Sell	6/17/15	15,853	15,822	(31)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/15/15	554,129	532,825	21,304
	British Pound	Buy	6/17/15	1,764,409	1,767,530	(3,121)
	Canadian Dollar	Sell	7/15/15	4,300,110	4,103,557	(196,553)
	Chinese Yuan (Onshore)	Buy	5/20/15	149,263	106,353	42,910
	Euro	Sell	6/17/15	4,994,870	5,163,669	168,799
	Japanese Yen	Sell	5/20/15	642,074	652,349	10,275
	New Taiwan Dollar	Buy	5/20/15	3,676,436	3,642,699	33,737
	New Taiwan Dollar	Sell	5/20/15	3,676,436	3,562,140	(114,296)
	New Zealand Dollar	Buy	7/15/15	1,749,652	1,707,173	42,479
	Swedish Krona	Buy	6/17/15	946,759	945,229	1,530
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/15/15	3,684,526	3,591,407	93,119
	British Pound	Buy	6/17/15	4,590,103	4,498,195	91,908
	British Pound	Sell	6/17/15	5,455,581	5,355,752	(99,829)
	Canadian Dollar	Buy	7/15/15	3,521,629	3,489,639	31,990
	Canadian Dollar	Sell	7/15/15	7,552,309	7,278,114	(274,195)
	Euro	Buy	6/17/15	2,528,050	2,462,099	65,951
	Euro	Sell	6/17/15	7,898,162	7,758,005	(140,157)
	Indian Rupee	Buy	5/20/15	7,080,500	7,154,223	(73,723)
	Indian Rupee	Sell	5/20/15	6,807,309	6,876,957	69,648
	Japanese Yen	Buy	5/20/15	3,009,122	3,010,393	(1,271)
	Japanese Yen	Sell	5/20/15	1,707,068	1,734,459	27,391
	Malaysian Ringgit	Buy	5/20/15	7,222,387	7,031,977	190,410
	Malaysian Ringgit	Sell	5/20/15	7,222,387	7,068,726	(153,661)
	Mexican Peso	Buy	7/15/15	3,322,721	3,368,616	(45,895)
	New Zealand Dollar	Buy	7/15/15	1,770,118	1,762,147	7,971
	New Zealand Dollar	Sell	7/15/15	4,732,619	4,650,672	(81,947)
	Norwegian Krone	Buy	6/17/15	5,496,964	5,271,300	225,664
	Norwegian Krone	Sell	6/17/15	1,131,586	1,104,261	(27,325)
	Philippine Peso	Buy	5/20/15	1,728,948	1,746,643	(17,695)
	Singapore Dollar	Buy	5/20/15	3,636,494	3,528,036	108,458
	Singapore Dollar	Sell	5/20/15	3,606,954	3,538,987	(67,967)
	South African Rand	Buy	7/15/15	962,579	952,149	10,430
	South Korean Won	Buy	5/20/15	3,550,537	3,488,525	62,012
	South Korean Won	Sell	5/20/15	3,671,228	3,532,380	(138,848)
	Swedish Krona	Buy	6/17/15	4,227,120	4,176,583	50,537
	Swedish Krona	Sell	6/17/15	5,436,850	5,251,161	(185,689)
	Swiss Franc	Buy	6/17/15	3,829,717	3,702,274	127,443
	Swiss Franc	Sell	6/17/15	3,474,485	3,395,292	(79,193)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/15/15	1,500,169	1,443,463	56,706
	British Pound	Sell	6/17/15	1,204,610	1,050,672	(153,938)
	Canadian Dollar	Sell	7/15/15	3,526,017	3,299,292	(226,725)
	Euro	Sell	6/17/15	1,912,609	2,214,733	302,124
	New Zealand Dollar	Sell	7/15/15	114,607	98,819	(15,788)
	Norwegian Krone	Buy	6/17/15	2,996,927	2,728,064	268,863
	Singapore Dollar	Buy	5/20/15	19,190	19,629	(439)
	Swedish Krona	Sell	6/17/15	1,055,690	1,006,515	(49,175)
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/15/15	746,222	717,475	(28,747)
	Brazilian Real	Buy	7/2/15	3,533,671	3,476,004	57,667
	British Pound	Buy	6/17/15	344,503	431,501	(86,998)
	Canadian Dollar	Sell	7/15/15	2,213,314	2,006,166	(207,148)
	Chilean Peso	Buy	7/15/15	4,422	4,395	27
	Euro	Sell	6/17/15	5,253,046	5,252,782	(264)
	Hungarian Forint	Buy	6/17/15	3,509,685	3,477,592	32,093
	Japanese Yen	Buy	5/20/15	1,249,070	1,224,529	24,541
	Malaysian Ringgit	Buy	5/20/15	7,148,587	6,993,905	154,682
	Malaysian Ringgit	Sell	5/20/15	7,148,587	7,009,478	(139,109)
	New Zealand Dollar	Buy	7/15/15	2,066,186	2,016,842	49,344
	Norwegian Krone	Buy	6/17/15	53,522	52,224	1,298
	Singapore Dollar	Sell	5/20/15	334,691	255,760	(78,931)
	Swedish Krona	Buy	6/17/15	1,864,310	1,751,425	112,885
	Swiss Franc	Buy	6/17/15	2,649,154	2,594,029	55,125
	Turkish Lira	Sell	6/17/15	478,915	361,101	(117,814)
UBS AG
	Australian Dollar	Buy	7/15/15	1,767,538	1,776,941	(9,403)
	Australian Dollar	Sell	7/15/15	1,644,179	1,582,155	(62,024)
	British Pound	Buy	6/17/15	1,209,981	1,212,092	(2,111)
	British Pound	Sell	6/17/15	80,563	77,900	(2,663)
	Canadian Dollar	Sell	7/15/15	4,090,710	3,901,302	(189,408)
	Chilean Peso	Buy	7/15/15	4,422	4,433	(11)
	Euro	Buy	6/17/15	709,589	672,408	37,181
	Euro	Sell	6/17/15	8,615,952	8,465,537	(150,415)
	Japanese Yen	Buy	5/20/15	2,987,322	2,990,283	(2,961)
	Japanese Yen	Sell	5/20/15	1,134,777	1,153,976	19,199
	New Taiwan Dollar	Buy	5/20/15	3,676,436	3,642,435	34,001
	New Taiwan Dollar	Sell	5/20/15	3,676,436	3,547,030	(129,406)
	New Zealand Dollar	Buy	7/15/15	5,205,070	5,079,918	125,152
	Norwegian Krone	Buy	6/17/15	3,713,133	3,439,122	274,011
	Norwegian Krone	Sell	6/17/15	3,666,230	3,539,108	(127,122)
	Swedish Krona	Buy	6/17/15	3,566,942	3,552,433	14,509
	Swedish Krona	Sell	6/17/15	3,534,576	3,404,803	(129,773)
WestPac Banking Corp.
	Australian Dollar	Sell	7/15/15	289,519	204,068	(85,451)
	Canadian Dollar	Sell	7/15/15	3,050,003	2,908,993	(141,010)
	Euro	Sell	6/17/15	4,116,873	4,175,711	58,838
	New Zealand Dollar	Buy	7/15/15	3,504,838	3,420,692	84,146
	South Korean Won	Buy	5/20/15	97,461	95,720	1,741

Total						$(2,342,938)

FUTURES CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Long)	690	$121,405,898	Jun-15	$(2,767,847)
U.S. Treasury Bond Ultra 30 yr (Long)	57	9,376,500	Jun-15	(348,895)
U.S. Treasury Note 10 yr (Short)	207	26,573,625	Jun-15	(148,153)

Total				$(3,264,895)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/15 (premiums $10,150,854) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.275/3 month USD-LIBOR-BBA/May-25	May-15/2.275	$65,562,000	$8,523
2.10/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.10	41,385,000	150,641
2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	92,734,200	184,541
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	46,600,400	333,659
(2.10)/3 month USD-LIBOR-BBA/Jun-25	Jun-15/2.10	41,385,000	362,119
Barclays Bank PLC

2.3775/3 month USD-LIBOR-BBA/May-25	May-15/2.3775	46,367,100	51,004
2.265/3 month USD-LIBOR-BBA/May-25	May-15/2.265	46,367,100	140,029
Citibank, N.A.

(1.481)/3 month USD-LIBOR-BBA/May-20	May-15/1.481	46,367,100	61,668
(2.223)/3 month USD-LIBOR-BBA/May-25	May-15/2.223	11,591,775	123,916
(1.509)/3 month USD-LIBOR-BBA/May-20	May-15/1.509	92,734,200	156,721
Credit Suisse International

(1.865)/3 month USD-LIBOR-BBA/May-25	May-15/1.865	44,720,000	36,670
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	9,241,300	1,032,503
Goldman Sachs International

(2.35)/3 month USD-LIBOR-BBA/May-45	May-15/2.35	11,591,775	41,962
(1.991)/3 month USD-LIBOR-BBA/May-25	May-15/1.991	46,367,100	77,897
(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	8,552,050	111,861
(2.5025)/3 month USD-LIBOR-BBA/May-45	May-15/2.5025	11,591,775	144,781
1.991/3 month USD-LIBOR-BBA/May-25	May-15/1.991	46,367,100	715,444
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	26,070,000	3,891,834

Total			$7,625,773

WRITTEN OPTIONS OUTSTANDING at 4/30/15 (premiums $452,500) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/$102.64	$90,000,000	$281,700
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-15/99.86	22,000,000	71,940

Total			$353,640

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Barclays Bank PLC

1.932/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/1.932	$42,167,700	$(177,104)	$2,614
2.047/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/2.047	42,167,700	(307,824)	(7,928)
(2.162)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-15/2.162	42,167,700	493,362	13,958
Goldman Sachs International

(2.155)/3 month USD-LIBOR-BBA/May-25 (Purchased)	May-15/2.155	32,456,970	(92,757)	(9,413)
JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	11,591,775	(284,033)	11,580
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	11,591,775	(294,535)	(27,229)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	11,591,775	(308,434)	(29,559)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	21,148,700	(139,835)	(34,472)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	11,591,775	(324,570)	(71,788)
1.825/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/1.825	44,720,000	(192,296)	(81,390)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	42,297,400	(297,139)	(86,202)
1.9425/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-15/1.9425	44,720,000	(330,928)	(135,949)
(2.06)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-15/2.06	44,720,000	518,752	188,271
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	50,772,000	336,365	107,637
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	50,772,000	324,570	71,081
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	84,594,800	270,703	36,545
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	42,297,400	129,515	13,112
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	50,772,000	292,310	(25,386)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	50,772,000	289,400	(69,557)

Total			$(94,478)	$(134,075)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/15 (proceeds receivable $73,669,844) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, May 1, 2045	$51,000,000	5/13/15	$55,502,341
Federal National Mortgage Association, 4s, May 1, 2045	17,000,000	5/13/15	18,168,750

Total			$73,671,091

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
BRL	16,789,737	$—	1/4/21	0.00%	Brazil Cetip Interbank Deposit Rate Over	$(41,772)
BRL	57,159,012	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(43,634)
BRL	26,953,161	—	1/04/21	Brazil Cetip Interbank Deposit Rate Over	0.00%	(150,164)
BRL	15,839,005	—	1/04/21	Brazil Cetip Interbank Deposit Rate Over	0.00%	(85,778)
PLN	23,326,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(918,041)
PLN	11,630,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(463,192)
PLN	9,735,000	—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(384,027)
ZAR	43,715,000	—	1/26/25	3 month ZAR-JIBAR-SAFEX	7.09%	(194,243)
ZAR	29,143,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.08%	(130,649)
Goldman Sachs International
KRW	3,385,000,000	—	11/06/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	21,889
JPMorgan Chase Bank N.A.
BRL	57,734,478	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(211,607)
BRL	17,333,568	—	1/4/21	0.00%	Brazil Cetip Interbank Deposit Rate Over	142,600
BRL	7,556,852	—	1/4/21	0.00%	Brazil Cetip Interbank Deposit Rate Over	(61,885)
BRL	25,281,804	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	40,613
PLN	2,655,000	—	3/12/25	2.42%	6 month PLN-WIBOR-WIBO	(3,061)
ZAR	30,236,000	—	1/22/25	3 month ZAR-JIBAR-SAFEX	7.14%	(124,950)
ZAR	90,708,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.0633%	(415,367)
ZAR	16,647,000	—	3/10/25	3 month ZAR-JIBAR-SAFEX	7.91%	7,291

Total		$—	$(3,015,977)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$46,600,400		$418,788	2/19/25	3 month USD-LIBOR-BBA	1.9575%	$(95,459)
		46,600,400		(135,756)	2/19/25	2.1575%	3 month USD-LIBOR-BBA	(485,293)
		46,600,400		(247,597)	2/19/25	2.0575%	3 month USD-LIBOR-BBA	(165,242)
		9,273,420		(212,992)	4/28/45	2.31%	3 month USD-LIBOR-BBA	235,672
		17,104,100		49,376	1/6/25	2.28%	3 month USD-LIBOR-BBA	(335,566)
		17,104,100		211,865	1/6/25	2.53%	3 month USD-LIBOR-BBA	(570,279)
		23,300,200		(316,025)	4/15/25	3 month USD-LIBOR-BBA	2.172%	(197,265)
		23,300,200		204,734	4/15/25	2.052%	3 month USD-LIBOR-BBA	344,334
		34,272,000	(E)	(276)	12/16/18	2.3795%	3 month USD-LIBOR-BBA	(876,268)
		11,424,000	(E)	(92)	12/16/18	2.337%	3 month USD-LIBOR-BBA	(277,798)
		20,350,000	(E)	(164)	12/16/18	2.0025%	3 month USD-LIBOR-BBA	(294,425)
		42,294,000	(E)	(22,435)	12/16/18	1.9525%	3 month USD-LIBOR-BBA	(571,750)
		6,170,000	(E)	81,040	6/17/45	3 month USD-LIBOR-BBA	2.50%	21,037
		119,586,700	(E)	1,097,344	6/17/25	2.20%	3 month USD-LIBOR-BBA	687,759
		106,544,000	(E)	(609,484)	6/17/17	3 month USD-LIBOR-BBA	1.15%	(94,025)
		43,789,000	(E)	574,440	6/17/20	2.15%	3 month USD-LIBOR-BBA	(504,390)
		32,507,000	(E)	(262)	12/16/18	1.813%	3 month USD-LIBOR-BBA	(288,924)
		772,441,900	(E)	1,612,022	6/17/17	1.10%	3 month USD-LIBOR-BBA	(1,356,473)
		28,460,000	(E)	(204,044)	6/17/20	3 month USD-LIBOR-BBA	1.80%	13,703
		27,598,000		(222)	4/20/20	1.4895%	3 month USD-LIBOR-BBA	109,588
		39,446,000		(148)	4/23/17	0.794%	3 month USD-LIBOR-BBA	11,890
		14,667,000		(55)	4/27/17	3 month USD-LIBOR-BBA	0.8095%	(1,622)
		9,922,000		(337)	5/01/45	3 month USD-LIBOR-BBA	2.5385%	16,381
		11,213,000		(381)	5/01/45	3 month USD-LIBOR-BBA	2.5395%	20,980
		8,948,000	(E)	(113,548)	6/17/45	2.38%	3 month USD-LIBOR-BBA	209,090
		15,982,600	(E)	(655,719)	6/17/20	3 month USD-LIBOR-BBA	2.40%	(68,023)
		42,216,000		(340)	4/14/20	1.54%	3 month USD-LIBOR-BBA	49,373
		36,312,000		(479)	4/14/25	2.0285%	3 month USD-LIBOR-BBA	293,899
		14,677,000		(499)	4/14/45	3 month USD-LIBOR-BBA	2.404%	(394,277)
		106,927,000		(401)	4/14/17	3 month USD-LIBOR-BBA	0.809%	25,713
		106,927,000		(401)	4/14/17	3 month USD-LIBOR-BBA	0.814%	36,444
		42,216,000		(340)	4/14/20	1.552%	3 month USD-LIBOR-BBA	24,733
		47,495,000	(E)	(382)	12/16/18	3 month USD-LIBOR-BBA	1.41%	(142,155)
		20,598,800	(E)	(114)	4/20/19	3 month USD-LIBOR-BBA	1.8325%	(52,270)
		5,244,900	(E)	(74)	4/20/27	2.3675%	3 month USD-LIBOR-BBA	86,441
		21,047,000		(278)	4/20/25	3 month USD-LIBOR-BBA	2.002%	(231,402)
		9,982,200	(E)	(55)	4/20/19	3 month USD-LIBOR-BBA	1.85%	(21,926)
		2,411,000	(E)	(34)	4/20/27	2.415%	3 month USD-LIBOR-BBA	29,602
		6,561,000		(223)	4/20/45	3 month USD-LIBOR-BBA	2.416%	(161,281)
		45,420,000		(170)	4/20/17	3 month USD-LIBOR-BBA	0.7615%	(37,432)
		38,420,800		(309)	4/23/20	1.50%	3 month USD-LIBOR-BBA	139,937
		7,330,000		(27)	4/27/17	3 month USD-LIBOR-BBA	0.8035%	(1,680)
		14,667,000		(118)	4/27/20	3 month USD-LIBOR-BBA	1.53766%	(30,228)
		3,113,000		(106)	4/27/45	2.393%	3 month USD-LIBOR-BBA	93,436
		24,360,000		(828)	4/27/45	2.4005%	3 month USD-LIBOR-BBA	690,948
		53,667,000		(201)	4/28/17	0.776%	3 month USD-LIBOR-BBA	43,354
		820,000		(28)	4/28/45	2.394%	3 month USD-LIBOR-BBA	24,484
		36,996,000		(298)	4/28/20	3 month USD-LIBOR-BBA	1.488%	(167,899)
		2,373,000		(31)	4/28/25	2.005%	3 month USD-LIBOR-BBA	26,561
		23,209,000		(306)	5/01/25	2.14%	3 month USD-LIBOR-BBA	(24,490)
		23,209,000		(306)	5/01/25	2.13894%	3 month USD-LIBOR-BBA	(22,216)
		9,922,000		(337)	5/01/45	3 month USD-LIBOR-BBA	2.54461%	29,716
		83,221,000		(670)	5/01/20	1.593%	3 month USD-LIBOR-BBA	(33,126)
		55,677,000		(209)	5/01/17	3 month USD-LIBOR-BBA	0.81738%	(6,723)
		55,677,000		(209)	5/01/17	3 month USD-LIBOR-BBA	0.817%	(7,168)
	AUD	4,266,000		(43)	3/23/25	6 month AUD-BBR-BBSW	2.765%	(59,823)
	AUD	5,646,000		(58)	3/30/25	2.77%	6 month AUD-BBR-BBSW	76,890
	CAD	4,687,000		(49)	3/20/25	1.7775%	3 month CAD-BA-CDOR	85,615
	CAD	23,257,000		(246)	3/26/25	3 month CAD-BA-CDOR	1.865%	(274,515)
	CAD	2,907,000		(30)	4/01/25	3 month CAD-BA-CDOR	1.77%	(56,442)
	CAD	3,552,000		(38)	4/08/25	1.83%	3 month CAD-BA-CDOR	53,431
	CAD	134,497,000	(E)	(401)	6/17/17	0.92%	3 month CAD-BA-CDOR	343,283
	CAD	55,288,000	(E)	(412)	6/17/20	3 month CAD-BA-CDOR	1.24%	(462,879)
	CAD	2,117,000		(23)	4/17/25	1.89%	3 month CAD-BA-CDOR	22,832
	CAD	8,466,000		(92)	4/17/25	1.91875%	3 month CAD-BA-CDOR	72,502
	CAD	7,516,000		(81)	4/17/25	1.89375%	3 month CAD-BA-CDOR	78,884
	CHF	2,858,000		(38)	3/20/25	6 month CHF-LIBOR-BBA	0.1775%	(9,530)
	CHF	1,932,000		(26)	3/23/25	6 month CHF-LIBOR-BBA	0.1675%	(8,944)
	CHF	1,417,000		(19)	3/26/25	6 month CHF-LIBOR-BBA	0.1525%	(9,018)
	CHF	8,234,000		(112)	4/2/25	6 month CHF-LIBOR-BBA	0.182%	(27,951)
	CHF	2,984,000		(41)	4/10/25	0.16875%	6 month CHF-LIBOR-BBA	11,425
	CHF	32,650,000		(131)	5/05/17	6 month CHF-LIBOR-BBA	0.60875%	(14,091)
	CHF	6,450,000		(91)	5/05/25	6 month CHF-LIBOR-BBA	0.22%	(125)
	EUR	4,263,000	(E)	123,474	6/17/20	0.75%	6 month EUR-EURIBOR-Telerate	19,607
	EUR	8,114,000	(E)	761,780	6/17/25	1.50%	6 month EUR-EURIBOR-Telerate	28,643
	EUR	4,489,000	(E)	(1,390,481)	6/17/45	6 month EUR-EURIBOR-Telerate	2.00%	(91,772)
	EUR	29,001,000	(E)	(267,946)	6/17/17	6 month EUR-EURIBOR-Telerate	0.50%	(4,115)
	EUR	12,890,000	(E)	2,950,210	6/17/35	2.00%	6 month EUR-EURIBOR-Telerate	177,543
	GBP	39,851,000	(E)	(2,041,019)	6/17/20	6 month GBP-LIBOR-BBA	2.25%	8,953
	GBP	36,505,000	(E)	4,738,592	6/17/25	2.75%	6 month GBP-LIBOR-BBA	465,181
	GBP	8,674,000	(E)	(2,522,451)	6/17/45	6 month GBP-LIBOR-BBA	3.00%	(135,837)
	JPY	75,973,000		(25)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	75,949
	JPY	148,765,000		(50)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	147,522
	JPY	4,165,600,000		(163)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	171,562
	JPY	911,400,000		(159)	3/14/44	1.795%	6 month JPY-LIBOR-BBA	(904,716)
	JPY	73,652,000		(13)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	73,838
	JPY	85,000,000		(26)	11/07/44	6 month JPY-LIBOR-BBA	1.5025%	33,369
	JPY	502,000,000		(151)	11/07/44	6 month JPY-LIBOR-BBA	1.495%	188,741
	JPY	2,619,000,000		(186)	11/07/19	0.2475%	6 month JPY-LIBOR-BBA	(31,471)
	JPY	1,546,600,000		(110)	11/07/19	0.25%	6 month JPY-LIBOR-BBA	(20,204)
	JPY	26,010,000		(8)	11/07/44	6 month JPY-LIBOR-BBA	1.4975%	9,923
	JPY	89,088,000		(10)	5/01/25	0.51%	6 month JPY-LIBOR-BBA	3,051
	NOK	8,537,000		(14)	3/24/25	6 month NOK-NIBOR-NIBR	1.765%	(32,867)
	NOK	8,417,000		(14)	3/24/25	6 month NOK-NIBOR-NIBR	1.7625%	(32,657)
	NOK	15,900,000		(26)	4/7/25	1.865%	6 month NOK-NIBOR-NIBR	42,787
	NOK	12,762,000		(21)	4/08/25	1.835%	6 month NOK-NIBOR-NIBR	38,986
	NOK	16,975,000		(28)	4/10/25	1.825%	6 month NOK-NIBOR-NIBR	53,764
	NZD	10,839,000		(110)	4/23/25	3 month NZD-BBR-FRA	3.7275%	(90,032)
	NZD	4,058,000		(40)	4/08/25	3 month NZD-BBR-FRA	3.675%	(47,048)
	NZD	24,489,000		(246)	4/09/25	3.675%	3 month NZD-BBR-FRA	283,111
	NZD	3,793,000		(38)	4/10/25	3.7275%	3 month NZD-BBR-FRA	31,242
	NZD	10,976,000		(112)	4/22/25	3 month NZD-BBR-FRA	3.705%	(106,696)
	SEK	64,131,000		(98)	4/1/25	0.967%	3 month SEK-STIBOR-SIDE	49,812
	SEK	115,234,000		(176)	4/2/25	0.975%	3 month SEK-STIBOR-SIDE	79,401
	SEK	13,007,000		(20)	4/09/25	3 month SEK-STIBOR-SIDE	0.9575%	(12,161)
	SEK	13,680,000		(21)	4/10/25	3 month SEK-STIBOR-SIDE	0.93%	(17,191)
	SEK	10,373,000		(16)	4/13/25	3 month SEK-STIBOR-SIDE	0.915%	(15,034)
		$32,097,100		(424)	1/9/25	3 month USD-LIBOR-BBA	2.07%	88,861
		9,320,100		18,517	2/19/25	3 month USD-LIBOR-BBA	2.15%	81,947
		4,660,050		10,657	2/19/25	3 month USD-LIBOR-BBA	2.15%	42,372
		9,273,420		(49,273)	4/28/25	3 month USD-LIBOR-BBA	2.045%	(118,932)

	Total			$4,050,123	$(3,895,024)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$598,978	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$581
	1,099,783	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,784
	1,083,280	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,050
	999,209	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,437
	2,488,453	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	28,537
	3,005,452	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,613)
	415,538	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	510
	1,122,706	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,615
	5,239,296	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,535
	1,045,232	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	8,512
	2,624,020	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,631)
	3,289,155	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,731
	1,005,624	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,235
	128,274	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	938
	458,438	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	659
	562,924	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	634
	3,368,119	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,844
	1,907,375	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,908)
	2,450,750	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,010
	463,725	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	450
	3,578,110	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(261)
	14,141,609	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	20,339
	3,104,283	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,465
	524,953	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	509
	1,702,333	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,651
	1,234,091	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,197
	6,858,346	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(35,628)
	1,238,856	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(3,595)
	1,028,578	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,232)
	514,289	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,116)
	514,289	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,116)
	1,032,097	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,240)
	2,680,666	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,817)
	1,032,097	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,240)
	1,189,942	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,646
	1,695,774	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	15,572
	1,020,825	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	9,374
	1,008,190	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,450
	1,294,586	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	11,888
	2,178,343	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,316)
	1,898,867	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	13,885
	272,482	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,992
	2,060,675	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(4,472)
	209,896	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,090)
	4,498,310	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(48,329)
	7,046,875	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	82,252
	802,361	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,154
	2,823,100	12,351	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	7,058
Citibank, N.A.
	1,973,718	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,839
	4,490,825	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,459
	4,158,130	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,980
Credit Suisse International
	1,496,942	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,153
	1,442,086	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,491)
	2,706,448	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	24,853
	2,753,999	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(29,588)
	3,022,700	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(32,475)
	2,890,238	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	26,541
	6,428,045	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	73,716
	3,770,050	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	43,235
	3,587,868	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	45,804
	1,878,126	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	23,977
	939,495	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	11,994
	3,245,920	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	41,438
	1,802,571	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	21,040
	3,482,224	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	40,645
	3,384,612	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	39,506
Deutsche Bank AG
	1,442,086	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,491)
Goldman Sachs International
	1,525,411	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	12,423
	597,384	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,368
	2,728,745	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	31,718
	2,728,745	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	31,718
	913,417	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,745)
	343,144	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,783)
	732,314	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	5,964
	110,140	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	897
	1,843,781	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,283
	736,781	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	6,000
	1,473,489	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	12,000
	42,974	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	314
	643,892	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,345)
	1,251,370	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,501)
	772,598	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,014)
	59,198	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(308)
	157,908	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(820)
	6,211,064	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	72,195
	5,375,130	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	62,479
	4,380,165	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	50,231
	4,311,567	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(46,323)
	7,305,005	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	85,265
	7,792,000	—	2/24/25	(2.01%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	3,436
	4,540,315	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	57,963
	3,596,503	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	45,914
	1,897,987	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	24,230
	1,759,000	—	3/12/25	(1.925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	19,490
GBP	4,513,000	—	2/20/25	(2.895%)	GBP Non-revised UK Retail Price Index	(85,762)
GBP	1,018,000	—	3/10/25	(2.8675%)	GBP Non-revised UK Retail Price Index	(31,518)
JPMorgan Chase Bank N.A.
	$8,133,693	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	93,276
	4,719,249	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	54,120
	6,053,164	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	69,417
	4,380,558	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	50,236
	4,311,567	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(46,323)

Total		$12,351	$1,022,520

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$38,247	$671,000	5/11/63	300 bp	$45,896
	CMBX NA BBB- Index	BBB-/P	40,127	650,000	5/11/63	300 bp	47,537
	CMBX NA BBB- Index	BBB-/P	19,586	325,000	5/11/63	300 bp	23,291
	CMBX NA BBB- Index	BBB-/P	9,980	146,000	5/11/63	300 bp	11,644
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	77,713	701,000	5/11/63	300 bp	85,705
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	66,890	1,630,000	5/11/63	300 bp	85,472
	CMBX NA BBB- Index	BBB-/P	24,251	797,000	5/11/63	300 bp	33,336
	CMBX NA BBB- Index	BBB-/P	61,004	796,000	5/11/63	300 bp	70,078
	CMBX NA BBB- Index	BBB-/P	51,903	789,000	5/11/63	300 bp	60,898
	CMBX NA BBB- Index	BBB-/P	61,012	788,000	5/11/63	300 bp	69,995
	CMBX NA BBB- Index	BBB-/P	62,716	786,000	5/11/63	300 bp	71,676
	CMBX NA BBB- Index	BBB-/P	85,870	760,000	5/11/63	300 bp	94,534
	CMBX NA BBB- Index	BBB-/P	11,523	750,000	5/11/63	300 bp	20,073
	CMBX NA BBB- Index	BBB-/P	48,442	665,000	5/11/63	300 bp	56,023
	CMBX NA BBB- Index	BBB-/P	7,303	629,000	5/11/63	300 bp	14,473
	CMBX NA BBB- Index	BBB-/P	48,395	608,000	5/11/63	300 bp	55,326
	CMBX NA BBB- Index	BBB-/P	(2,348)	551,000	5/11/63	300 bp	3,934
	CMBX NA BBB- Index	BBB-/P	6,563	343,000	5/11/63	300 bp	10,473
	CMBX NA BBB- Index	BBB-/P	(194)	296,000	5/11/63	300 bp	3,181
	CMBX NA BBB- Index	BBB-/P	833	255,000	5/11/63	300 bp	3,740
	CMBX NA BBB- Index	BBB-/P	584	255,000	5/11/63	300 bp	3,491
	CMBX NA BBB- Index	BBB-/P	329	253,000	5/11/63	300 bp	3,213
	CMBX NA BBB- Index	BBB-/P	394	172,000	5/11/63	300 bp	2,355
	CMBX NA BBB- Index	BBB-/P	561	123,000	5/11/63	300 bp	1,963
	CMBX NA BBB- Index	BBB-/P	(1,971)	118,000	5/11/63	300 bp	(625)
	CMBX NA BBB- Index	BBB-/P	672	115,000	5/11/63	300 bp	1,983
	CMBX NA BBB- Index	BBB-/P	(1,693)	108,000	5/11/63	300 bp	(480)
	CMBX NA BBB- Index	BBB-/P	(1,136)	89,000	5/11/63	300 bp	(144)
	CMBX NA BBB- Index	BBB-/P	595	83,000	5/11/63	300 bp	1,541
	CMBX NA BBB- Index	BBB-/P	1,092	62,000	5/11/63	300 bp	1,799
	CMBX NA BBB- Index	BBB-/P	1,065	43,000	1/17/47	300 bp	704
	CMBX NA BBB- Index	BBB-/P	583	66,000	1/17/47	300 bp	(5)
	CMBX NA BBB- Index	BBB-/P	568	89,000	1/17/47	300 bp	(201)
	CMBX NA BBB- Index	BBB-/P	443	89,000	1/17/47	300 bp	(327)
	CMBX NA BBB- Index	BBB-/P	345	108,000	1/17/47	300 bp	(580)
	CMBX NA BBB- Index	BBB-/P	345	108,000	1/17/47	300 bp	(580)
	CMBX NA BBB- Index	BBB-/P	2,032	115,000	1/17/47	300 bp	1,066
	CMBX NA BBB- Index	BBB-/P	3,715	152,000	1/17/47	300 bp	2,438
	CMBX NA BBB- Index	BBB-/P	3,784	160,000	1/17/47	300 bp	2,440
	CMBX NA BBB- Index	BBB-/P	612	191,000	1/17/47	300 bp	(993)
	CMBX NA BBB- Index	BBB-/P	409	191,000	1/17/47	300 bp	(1,196)
	CMBX NA BBB- Index	BBB-/P	341	191,000	1/17/47	300 bp	(1,263)
	CMBX NA BBB- Index	BBB-/P	384	216,000	1/17/47	300 bp	(1,466)
	CMBX NA BBB- Index	BBB-/P	812	324,000	1/17/47	300 bp	(1,910)
	CMBX NA BBB- Index	BBB-/P	1,175	411,000	1/17/47	300 bp	(2,278)
	CMBX NA BBB- Index	BBB-/P	1,321	411,000	1/17/47	300 bp	(2,132)
	CMBX NA BBB- Index	BBB-/P	4,694	440,000	1/17/47	300 bp	998
	CMBX NA BBB- Index	BBB-/P	6,221	458,000	1/17/47	300 bp	2,373
	CMBX NA BBB- Index	BBB-/P	4,132	528,000	1/17/47	300 bp	(303)
	CMBX NA BBB- Index	BBB-/P	3,758	528,000	1/17/47	300 bp	(677)
	CMBX NA BBB- Index	BBB-/P	3,585	717,000	1/17/47	300 bp	(2,438)
	CMBX NA BBB- Index	BBB-/P	3,585	717,000	1/17/47	300 bp	(2,438)
	CMBX NA BBB- Index	BBB-/P	3,410	797,000	1/17/47	300 bp	(3,285)
	CMBX NA BBB- Index	BBB-/P	10	973,000	1/17/47	300 bp	(8,163)
	CMBX NA BBB- Index	BBB-/P	4,285	1,202,000	1/17/47	300 bp	(5,811)
	CMBX NA BB Index	—	1,975	132,000	5/11/63	(500 bp)	703
	CMBX NA BB Index	—	862	159,000	5/11/63	(500 bp)	(669)
	CMBX NA BB Index	—	(659)	181,000	5/11/63	(500 bp)	(2,403)
	CMBX NA BB Index	—	5,159	258,000	5/11/63	(500 bp)	2,674
	CMBX NA BB Index	—	(2,119)	276,000	5/11/63	(500 bp)	(4,778)
	CMBX NA BB Index	—	(2,644)	276,000	5/11/63	(500 bp)	(5,303)
	CMBX NA BB Index	—	(2,536)	278,000	5/11/63	(500 bp)	(5,214)
	CMBX NA BB Index	—	5,310	300,000	5/11/63	(500 bp)	2,420
	CMBX NA BB Index	—	5,272	510,000	5/11/63	(500 bp)	359
	CMBX NA BB Index	—	13,547	513,000	5/11/63	(500 bp)	8,605
	CMBX NA BB Index	—	7,965	515,000	5/11/63	(500 bp)	3,004
	CMBX NA BB Index	—	(10,758)	616,000	5/11/63	(500 bp)	(16,692)
	CMBX NA BB Index	—	(4,352)	833,000	5/11/63	(500 bp)	(12,376)
	CMBX NA BB Index	—	(11,870)	612,000	5/11/63	(500 bp)	(17,766)
	CMBX NA BBB- Index	BBB-/P	(15,354)	1,246,000	5/11/63	300 bp	(1,149)
	CMBX NA BBB- Index	BBB-/P	(18,666)	1,238,000	5/11/63	300 bp	(4,553)
	CMBX NA BBB- Index	BBB-/P	(23,329)	1,205,000	5/11/63	300 bp	(9,592)
	CMBX NA BBB- Index	BBB-/P	1,509	1,137,000	5/11/63	300 bp	14,471
	CMBX NA BBB- Index	BBB-/P	(8,056)	802,000	5/11/63	300 bp	1,086
	CMBX NA BBB- Index	BBB-/P	3,668	792,000	5/11/63	300 bp	12,697
	CMBX NA BBB- Index	BBB-/P	438	658,000	5/11/63	300 bp	7,939
	CMBX NA BBB- Index	BBB-/P	2,956	638,000	5/11/63	300 bp	10,229
	CMBX NA BBB- Index	BBB-/P	14,943	628,000	5/11/63	300 bp	22,102
	CMBX NA BBB- Index	BBB-/P	3,733	615,000	5/11/63	300 bp	10,744
	CMBX NA BBB- Index	BBB-/P	2,109	609,000	5/11/63	300 bp	9,052
	CMBX NA BBB- Index	BBB-/P	422	608,000	5/11/63	300 bp	7,353
	CMBX NA BBB- Index	BBB-/P	(10,948)	606,000	5/11/63	300 bp	(4,039)
	CMBX NA BBB- Index	BBB-/P	1,476	547,000	5/11/63	300 bp	7,711
	CMBX NA BBB- Index	BBB-/P	(1,788)	536,000	5/11/63	300 bp	4,323
	CMBX NA BBB- Index	BBB-/P	(1,792)	536,000	5/11/63	300 bp	4,319
	CMBX NA BBB- Index	BBB-/P	(5,339)	533,000	5/11/63	300 bp	737
	CMBX NA BBB- Index	BBB-/P	(4,981)	532,000	5/11/63	300 bp	1,084
	CMBX NA BBB- Index	BBB-/P	6,197	520,000	5/11/63	300 bp	12,125
	CMBX NA BBB- Index	BBB-/P	5,170	520,000	5/11/63	300 bp	11,098
	CMBX NA BBB- Index	BBB-/P	24,887	520,000	5/11/63	300 bp	30,815
	CMBX NA BBB- Index	BBB-/P	(4,326)	517,000	5/11/63	300 bp	1,567
	CMBX NA BBB- Index	BBB-/P	(1,672)	494,000	5/11/63	300 bp	3,960
	CMBX NA BBB- Index	BBB-/P	(2,594)	272,000	5/11/63	300 bp	507
	CMBX NA BBB- Index	BBB-/P	(1,615)	268,000	5/11/63	300 bp	1,440
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(5,851)	846,000	5/11/63	300 bp	3,793
	CMBX NA BBB- Index	BBB-/P	321	123,000	5/11/63	300 bp	1,723
	CMBX NA BBB- Index	BBB-/P	(488)	107,000	5/11/63	300 bp	731
	CMBX NA BBB- Index	BBB-/P	1,834	68,000	1/17/47	300 bp	1,262
	CMBX NA BBB- Index	BBB-/P	950	122,000	1/17/47	300 bp	(116)
	CMBX NA BBB- Index	BBB-/P	1,683	169,000	1/17/47	300 bp	263
	CMBX NA BBB- Index	BBB-/P	678	190,000	1/17/47	300 bp	(918)
	CMBX NA BBB- Index	BBB-/P	681	191,000	1/17/47	300 bp	(923)
	CMBX NA BBB- Index	BBB-/P	2,780	328,000	1/17/47	300 bp	(139)
	CMBX NA BBB- Index	BBB-/P	1,714	401,000	1/17/47	300 bp	(1,654)
	CMBX NA BBB- Index	BBB-/P	1,430	401,000	1/17/47	300 bp	(1,939)
	CMBX NA BBB- Index	BBB-/P	1,430	401,000	1/17/47	300 bp	(1,939)
	CMBX NA BBB- Index	BBB-/P	704	652,000	1/17/47	300 bp	(4,773)
	CMBX NA BBB- Index	BBB-/P	2,977	759,000	1/17/47	300 bp	(3,398)
	CMBX NA BB Index	—	100	82,000	5/11/63	(500 bp)	(690)
	CMBX NA BB Index	—	861	84,000	5/11/63	(500 bp)	52
	CMBX NA BB Index	—	1,936	115,000	5/11/63	(500 bp)	828
	CMBX NA BB Index	—	5,834	258,000	5/11/63	(500 bp)	3,348
	CMBX NA BB Index	—	(2,651)	276,000	5/11/63	(500 bp)	(5,309)
	CMBX NA BB Index	—	(5,185)	489,000	5/11/63	(500 bp)	(9,896)
	CMBX NA BB Index	—	(299)	150,000	1/17/47	(500 bp)	1,016
	CMBX NA BBB- Index	BBB-/P	(10,098)	606,000	5/11/63	300 bp	(3,189)
	CMBX NA BBB- Index	BBB-/P	6,683	585,000	5/11/63	300 bp	13,352
	CMBX NA BBB- Index	BBB-/P	(2,151)	536,000	5/11/63	300 bp	3,960
	CMBX NA BBB- Index	BBB-/P	(4,959)	530,000	5/11/63	300 bp	1,083
	CMBX NA BBB- Index	BBB-/P	(5,315)	530,000	5/11/63	300 bp	727
	CMBX NA BBB- Index	BBB-/P	(5,315)	530,000	5/11/63	300 bp	727
	CMBX NA BBB- Index	BBB-/P	3,144	527,000	5/11/63	300 bp	9,152
	CMBX NA BBB- Index	BBB-/P	(4,153)	517,000	5/11/63	300 bp	1,741
	CMBX NA BBB- Index	BBB-/P	(2,972)	272,000	5/11/63	300 bp	134
	CMBX NA BBB- Index	BBB-/P	(206)	77,000	5/11/63	300 bp	671

	Total		$729,154	$974,624

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through April 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $701,449,947.
(b)	The aggregate identified cost on a tax basis is $1,083,888,639, resulting in gross unrealized appreciation and depreciation of $22,636,991 and $38,078,088, respectively, or net unrealized depreciation of $15,441,097.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$15,660,350	$282,079,482	$238,923,029	$16,129	$58,816,803
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $495,348,435 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	86.2%
	Argentina	2.5
	Greece	2.3
	Russia	1.5
	Venezuela	1.3
	Canada	0.9
	United Kingdom	0.9
	Luxembourg	0.7
	Brazil	0.6
	Mexico	0.5
	Other	2.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk, and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $697,383 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $8,355,427 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $7,416,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$23,241
Energy	—	—	1,836
Total common stocks	—	—	25,077
Convertible bonds and notes	—	281,750	—
Corporate bonds and notes	—	224,182,581	13
Foreign government and agency bonds and notes	—	68,815,091	—
Mortgage-backed securities	—	296,045,931	10,052,102
Preferred stocks	427,444	641,604	—
Purchased options outstanding	—	341,100	—
Purchased swap options outstanding	—	6,068,032	—
Senior loans	—	14,892,671	—
U.S. government and agency mortgage obligations	—	355,068,584	—
U.S. treasury obligations	—	208,203	—
Short-term investments	60,743,803	30,653,556	—

Totals by level	$61,171,247	$997,199,103	$10,077,192

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,342,938)	$—
Futures contracts	(3,264,895)	—	—
Written options outstanding	—	(353,640)	—
Written swap options outstanding	—	(7,625,773)	—
Forward premium swap option contracts	—	(134,075)	—
TBA sale commitments	—	(73,671,091)	—
Interest rate swap contracts	—	(10,961,124)	—
Total return swap contracts	—	1,010,169	—
Credit default contracts	—	245,470	—

Totals by level	$(3,264,895)	$(93,833,002)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of July 31, 2014	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation) #	Purchases	Sales	Net transfers in and/or out of Level 3 †	Balance as of April 30, 2015

Common stocks*:
Consumer cyclicals	$23,241	—	—	—	—	—	—	23,241
Energy	$1,836	—	—	—	—	—	—	1,836

Total common stocks	$25,077	—	—	—	—	—	—	$25,077
Corporate bonds and notes	$10	—	—	—	3	—	—	$13
Mortgage-backed securities	$—	—	—	—	—	—	10,052,102	$10,052,102

Totals:	$25,087	$—	$—	$—	$3	$—	$10,052,102	$10,077,192

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
# Includes $— related to Level 3 securities still held at period end.
During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Level 3 securities, which are fair valued, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$419,396	$173,926
Foreign exchange contracts	5,382,976	7,725,914
Interest rate contracts	20,953,610	35,873,816

Total	$26,755,982	$43,773,656

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$166,300,000
Purchased swap option contracts (contract amount)		$921,400,000
Written TBA commitment option contracts (contract amount)		$302,500,000
Written swap option contracts (contract amount)		$810,300,000
Futures contracts (number of contracts)		900
Forward currency contracts (contract amount)		$808,600,000
OTC interest rate swap contracts (notional)		$249,500,000
Centrally cleared interest rate swap contracts (notional)		$2,842,000,000
OTC total return swap contracts (notional)		$346,900,000
OTC credit default contracts (notional)		$45,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$21,889	$—	$190,504	$—	$—	$—	$—	$—	212,393
	Centrally cleared interest rate swap contracts§	—	—	6,044,896	—	—	—	—	—	—	—	—	—	—	—	6,044,896
	OTC Total return swap contracts*#	—	258,436	—	15,278	394,902	—	546,888	—	267,049	—	—	—	—	—	1,482,553
	OTC Credit default contracts*#	20,428	7,992	—	—	323,696	—	67,280	—	—	—	—	—	—	—	419,396
	Futures contracts§	—	—	—	—	—	—	—	—	—	2,146	—	—	—	—	2,146
	Forward currency contracts#	300,269	358,877	—	795,744	295,469	127,783	256,735	321,034	1,162,932	—	627,693	487,662	504,053	144,725	5,382,976
	Forward premium swap option contracts#	—	16,572	—	—	—	—	—	—	428,226	—	—	—	—	—	444,798
	Purchased swap options#	1,647,103	300,459	—	551,111	2,083,168	—	1,486,191	—	—	—	—	—	—	—	6,068,032
	Purchased options#	—	—	—	—	—	—	—	—	341,100	—	—	—	—	—	341,100

	Total Assets	$1,967,800	$942,336	$6,044,896	$1,362,133	$3,097,235	$127,783	$2,378,983	$321,034	$2,389,811	$2,146	$627,693	$487,662	$504,053	$144,725	$20,398,290

	Liabilities:
	OTC Interest rate swap contracts*#	—	—	—	—	—	2,411,500	—	—	816,870	—	—	—	—	—	3,228,370
	Centrally cleared interest rate swap contracts§	—	—	5,127,237	—	—	—		—	—	—	—	—	—	—	5,127,237
	OTC Total return swap contracts*#	—	163,897	—	—	69,554	7,491	185,119	—	46,323	—	—	—	—	—	472,384
	OTC Credit default contracts*#	—	—	—	—	130,229	—	43,697	—	—	—	—	—	—	—	173,926
	Futures contracts§	—	—	—	—	—	—	—	—	—	818,536	—	—	—	—	818,536
	Forward currency contracts#	300,319	630,524	—	901,454	991,716	791,061	272,641	313,970	1,387,395	—	446,065	659,011	805,297	226,461	7,725,914
	Forward premium swap option contracts#	—	7,928	—	—	—	—	9,413	—	561,532	—	—	—	—	—	578,873
	Written swap options#	1,039,483	191,033	—	342,305	1,069,173	—	1,091,945	—	3,891,834	—	—	—	—	—	7,625,773
	Written options#	—	—	—	—	—	—	—	—	353,640	—	—	—	—	—	353,640

	Total Liabilities	$1,339,802	$993,382	$5,127,237	$1,243,759	$2,260,672	$3,210,052	$1,602,815	$313,970	$7,057,594	$818,536	$446,065	$659,011	$805,297	$226,461	$26,104,653

	Total Financial and Derivative Net Assets	$627,998	$(51,046)	$917,659	$118,374	$836,563	$(3,082,269)	$776,168	$7,064	$(4,667,783)	$(816,390)	$181,628	$(171,349)	$(301,244)	$(81,736)	$(5,706,363)
	Total collateral received (pledged)##†	$290,000	$—	$—	$118,374	$836,563	$(2,796,000)	$697,383	$7,064	$(4,620,000)	$—	$181,628	$—	$—	$—
	Net amount	$337,998	$(51,046)	$917,659	$—	$—	$(286,269)	$78,785	$—	$(47,783)	$(816,390)	$—	$(171,349)	$(301,244)	$(81,736)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2015